Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 94.8%
Advertising — 0.1%
Advantage Solutions, Inc.*	104	$2,198
Boston Omaha Corp., Class A*	700	8,176
National CineMedia, Inc.	1,700	5,185
Nexxen International Ltd.*	400	2,608
Stagwell, Inc.*	2,700	16,983
TechTarget, Inc.*	900	3,492
The Arena Group Holdings, Inc.*	500	1,085
		39,727
Aerospace & Defense — 2.0%
AAR Corp.*	1,069	117,013
AeroVironment, Inc.*	1,035	189,457
AerSale Corp.*	1,000	6,220
AIRO Group Holdings, Inc.*	119	905
Amprius Technologies, Inc.*	2,800	47,208
Archer Aviation, Inc., Class A*	16,500	85,305
Astronics Corp.*	795	53,050
Beta Technologies, Inc., Class A*	900	13,230
Ducommun, Inc.*	400	48,800
Eve Holding, Inc.*	1,500	3,720
Firefly Aerospace, Inc.*	600	17,082
Intuitive Machines, Inc.*	3,000	55,680
Joby Aviation, Inc.*	15,900	131,334
Kratos Defense & Security Solutions, Inc.*	4,922	347,050
Mercury Systems, Inc.*	1,400	102,074
Moog, Inc., Class A	761	222,699
National Presto Industries, Inc.	148	20,285
Red Cat Holdings, Inc.*	2,800	36,652
Redwire Corp.*	2,900	24,650
Voyager Technologies, Inc., Class A*	1,326	31,015
York Space Systems, Inc.*	500	11,085
		1,564,514
Agriculture — 0.3%
Alico, Inc.	200	8,252
Dole PLC	1,900	27,151
Fresh Del Monte Produce, Inc.	916	36,878
Ispire Technology, Inc.*	800	1,472
Limoneira Co.	600	8,052
Tejon Ranch Co.*	625	11,775
The Andersons, Inc.	832	59,721
Turning Point Brands, Inc.	500	43,395
Universal Corp.	555	29,249
Vital Farms, Inc.*	1,000	14,120
		240,065
Airlines — 0.3%
Allegiant Travel Co.*	424	34,361
Frontier Group Holdings, Inc.*	2,500	8,825
JetBlue Airways Corp.*	7,900	34,918
SkyWest, Inc.*	1,081	99,268
Sun Country Airlines Holdings, Inc.*	1,200	19,824
		197,196
Apparel — 0.4%
Capri Holdings Ltd.*	3,200	56,384
Carter's, Inc.	1,000	35,760
	Number of Shares	Value†

Apparel — (continued)
Ermenegildo Zegna N.V.	1,700	$17,714
Kontoor Brands, Inc.	1,500	105,435
Lakeland Industries, Inc.	300	2,457
Oxford Industries, Inc.	408	15,712
Rocky Brands, Inc.	200	7,744
Steven Madden Ltd.	1,973	66,924
Torrid Holdings, Inc.*	400	712
Weyco Group, Inc.	200	6,410
Wolverine World Wide, Inc.	2,282	37,242
		352,494
Auto Manufacturers — 0.1%
Blue Bird Corp.*	892	50,657
Faraday Future Intelligent Electric, Inc.*	3,200	879
Hyliion Holdings Corp.*	3,900	6,864
Wabash National Corp.	1,000	8,620
		67,020
Auto Parts & Equipment — 1.0%
Adient PLC*	2,200	44,462
Aeva Technologies, Inc.*	980	12,897
Cooper-Standard Holdings, Inc.*	500	13,935
Dana, Inc.	3,096	104,180
Dauch Corp.*	6,316	37,454
Dorman Products, Inc.*	787	82,131
Douglas Dynamics, Inc.	600	25,254
Fox Factory Holding Corp.*	1,257	20,690
Garrett Motion, Inc.	4,800	87,216
Gentherm, Inc.*	868	24,113
Holley, Inc.*	1,700	5,219
indie Semiconductor, Inc., Class A*	5,500	17,710
Methode Electronics, Inc.	1,060	5,851
Microvast Holdings, Inc.*	6,200	9,300
Miller Industries, Inc.	343	15,624
Motorcar Parts of America, Inc.*	300	3,318
Phinia, Inc.	947	64,813
Solid Power, Inc.*	4,500	13,500
Standard Motor Products, Inc.	600	20,844
Strattec Security Corp.*	100	7,834
The Goodyear Tire & Rubber Co.*	7,195	47,703
Titan International, Inc.*	1,300	8,983
Visteon Corp.	727	66,237
XPEL, Inc.*	600	26,556
		765,824
Banks — 9.0%
1st Source Corp.	488	33,774
ACNB Corp.	200	9,574
Alerus Financial Corp.	600	14,226
Amalgamated Financial Corp.	600	23,322
Amerant Bancorp, Inc.	1,000	22,040
Ameris Bancorp	1,812	141,318
Ames National Corp.	200	5,644
Arrow Financial Corp.	475	15,946
Associated Banc-Corp.	4,500	116,370
Atlantic Union Bankshares Corp.	3,837	137,134
BancFirst Corp.	520	56,420

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bank First Corp.	235	$31,739
Bank of Hawaii Corp.	1,100	81,675
Bank of Marin Bancorp	480	12,302
Bank7 Corp.	100	3,988
BankUnited, Inc.	2,000	90,320
Bankwell Financial Group, Inc.	200	9,704
Banner Corp.	900	54,612
Bar Harbor Bankshares	397	12,883
BayCom Corp.	200	5,945
Blue Foundry Bancorp*	600	7,944
Blue Ridge Bankshares, Inc.	2,200	9,240
Bridgewater Bancshares, Inc.*	700	12,390
Burke & Herbert Financial Services Corp.	402	25,041
Business First Bancshares, Inc.	800	21,632
Byline Bancorp, Inc.	785	24,782
C&F Financial Corp.	100	7,294
California BanCorp	577	10,224
Camden National Corp.	439	20,831
Capital Bancorp, Inc.	300	8,922
Capital City Bank Group, Inc.	379	16,471
Carter Bankshares, Inc.*	600	13,992
Cathay General Bancorp	1,750	87,255
CB Financial Services, Inc.	100	3,418
Central Pacific Financial Corp.	700	22,372
Chain Bridge Bancorp, Inc., Class A*	100	3,490
Chemung Financial Corp.	100	5,382
ChoiceOne Financial Services, Inc.	300	8,436
Citizens & Northern Corp.	356	7,953
Citizens Financial Services, Inc.	102	6,237
City Holding Co.	380	45,418
Civista Bancshares, Inc.	500	11,395
CNB Financial Corp.	744	21,546
Coastal Financial Corp.*	361	27,472
Colony Bankcorp, Inc.	500	9,985
Commercial Bancgroup, Inc.	200	5,204
Community Financial System, Inc.	1,437	84,280
Community Trust Bancorp, Inc.	483	29,328
Community West Bancshares	400	9,320
ConnectOne Bancorp, Inc.	1,313	35,149
Customers Bancorp, Inc.*	880	61,081
CVB Financial Corp.	3,492	67,710
Dime Community Bancshares, Inc.	1,109	37,506
Eagle Bancorp, Inc.	873	21,712
Eagle Financial Services, Inc.	100	3,498
Eastern Bankshares, Inc.	5,919	115,776
ECB Bancorp, Inc.*	100	1,673
Enterprise Financial Services Corp.	980	53,028
Equity Bancshares, Inc., Class A	453	20,118
Esquire Financial Holdings, Inc.	200	21,500
Farmers & Merchants Bancorp, Inc.	400	10,268
Farmers National Banc Corp.	1,360	17,898
FB Financial Corp.	1,126	58,484
Fidelity D&D Bancorp, Inc.	100	4,328
Financial Institutions, Inc.	340	10,781
Finwise Bancorp*	300	4,758
	Number of Shares	Value†

Banks — (continued)
First Bancorp	1,124	$63,337
First Bancorp	4,300	91,848
First Bank	500	8,000
First Busey Corp.	2,314	58,475
First Business Financial Services, Inc.	200	10,786
First Commonwealth Financial Corp.	2,921	51,351
First Community Bankshares, Inc.	426	17,688
First Community Corp.	100	2,923
First Financial Bancorp	2,774	77,339
First Financial Bankshares, Inc.	3,604	106,138
First Financial Corp.	280	17,696
First Foundation, Inc.*	1,800	10,620
First Internet Bancorp	300	6,114
First Interstate BancSystem, Inc., Class A	2,387	79,726
First Merchants Corp.	1,700	65,841
First Mid Bancshares, Inc.	600	24,714
First National Corp.	300	8,076
First United Corp.	200	7,328
Firstsun Capital Bancorp*	400	14,584
Five Star Bancorp	500	18,860
Flagstar Bank NA	8,266	108,863
Franklin Financial Services Corp.	100	5,108
Fulton Financial Corp.	4,903	99,727
FVCBankcorp, Inc.	500	7,595
GBank Financial Holdings, Inc.*	300	8,028
German American Bancorp, Inc.	1,038	43,378
Glacier Bancorp, Inc.	3,529	157,640
Great Southern Bancorp, Inc.	271	17,108
Hancock Whitney Corp.	2,278	144,858
Hanmi Financial Corp.	813	21,431
Hawthorn Bancshares, Inc.	200	6,738
HBT Financial, Inc.	400	10,688
Heritage Commerce Corp.	1,600	19,968
Heritage Financial Corp.	1,030	26,780
Hilltop Holdings, Inc.	1,242	44,488
Home BancShares, Inc.	5,135	138,286
Hope Bancorp, Inc.	3,567	39,843
Horizon Bancorp, Inc.	1,350	22,369
Independent Bank Corp.	1,347	101,308
Independent Bank Corp.	600	19,980
International Bancshares Corp.	1,525	102,617
Investar Holding Corp.	200	5,454
John Marshall Bancorp, Inc.	400	8,112
Kearny Financial Corp.	1,445	10,910
Lakeland Financial Corp.	691	39,650
Landmark Bancorp, Inc.	10	248
LCNB Corp.	400	6,236
LINKBANCORP, Inc.	900	7,506
Live Oak Bancshares, Inc.	900	29,763
MainStreet Bancshares, Inc.	100	2,220
Mechanics Bancorp, Class A	1,300	19,175
Mercantile Bank Corp.	500	25,250
Merchants Bancorp	700	30,037
Meridian Corp.	300	5,688
Metrocity Bankshares, Inc.	600	17,202

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Metropolitan Bank Holding Corp.	200	$16,658
Mid Penn Bancorp, Inc.	500	16,080
Midland States Bancorp, Inc.	600	13,386
MVB Financial Corp.	400	9,932
National Bank Holdings Corp., Class A	1,100	43,076
National Bankshares, Inc.	200	7,282
NB Bancorp, Inc.	1,039	21,892
NBT Bancorp, Inc.	1,369	58,292
NewtekOne, Inc.	600	6,570
Nicolet Bankshares, Inc.	462	68,662
Northeast Bank	200	22,474
Northeast Community Bancorp, Inc.	300	7,140
Northpointe Bancshares, Inc.	400	6,904
Northrim BanCorp, Inc.	560	12,813
Norwood Financial Corp.	300	8,826
Oak Valley Bancorp	100	3,243
OFG Bancorp	1,210	48,957
Ohio Valley Banc Corp.	100	4,386
Old National Bancorp	9,468	209,243
Old Second Bancorp, Inc.	1,400	28,224
OP Bancorp	400	5,320
Orange County Bancorp, Inc.	200	6,396
Origin Bancorp, Inc.	800	33,168
Orrstown Financial Services, Inc.	500	18,040
Park National Corp.	412	67,341
Parke Bancorp, Inc.	300	8,520
Pathward Financial, Inc.	600	53,538
Patriot National Bancorp, Inc.*	1,900	2,451
PCB Bancorp	400	8,996
Peapack-Gladstone Financial Corp.	436	15,352
Peoples Bancorp of North Carolina, Inc.	100	3,916
Peoples Bancorp, Inc.	991	32,574
Peoples Financial Services Corp.	300	15,999
Pioneer Bancorp, Inc.*	200	2,784
Plumas Bancorp	100	4,882
Ponce Financial Group, Inc.*	600	10,026
Preferred Bank	296	26,844
Primis Financial Corp.	500	6,640
Princeton Bancorp, Inc.	200	6,754
QCR Holdings, Inc.	400	34,180
RBB Bancorp	400	8,548
Red River Bancshares, Inc.	100	9,044
Renasant Corp.	2,635	95,203
Republic Bancorp, Inc., Class A	187	13,193
Rhinebeck Bancorp, Inc.*	200	3,084
Richmond Mutual BanCorp, Inc.	300	4,071
S&T Bancorp, Inc.	989	41,370
SB Financial Group, Inc.	200	4,200
Seacoast Banking Corp of Florida	2,596	78,633
ServisFirst Bancshares, Inc.	1,400	101,962
Shore Bancshares, Inc.	865	16,158
Sierra Bancorp	412	13,975
Simmons First National Corp., Class A	3,896	75,777
SmartFinancial, Inc.	400	15,632
South Plains Financial, Inc.	400	16,760
Southern First Bancshares, Inc.*	200	10,900
	Number of Shares	Value†

Banks — (continued)
Southside Bancshares, Inc.	771	$23,970
SR Bancorp, Inc.	300	5,064
Stellar Bancorp, Inc.	1,104	40,417
Sterling Bancorp, Inc.*	600	0
Stock Yards Bancorp, Inc.	667	44,215
Texas Capital Bancshares, Inc.*	1,200	113,856
The Bancorp, Inc.*	1,112	59,748
The Bank of NT Butterfield & Son Ltd.	1,118	58,673
The First Bancorp, Inc.	334	9,362
Third Coast Bancshares, Inc.*	300	11,349
Tompkins Financial Corp.	358	28,225
Towne Bank	2,377	80,034
TriCo Bancshares	798	37,937
Triumph Financial, Inc.*	600	35,796
TrustCo Bank Corp.	450	19,701
Trustmark Corp.	1,530	64,474
UMB Financial Corp.	1,969	222,083
United Bankshares, Inc.	3,860	159,881
United Community Banks, Inc.	3,271	103,004
United Security Bancshares	500	5,255
Unity Bancorp, Inc.	200	10,366
Univest Financial Corp.	787	26,963
Valley National Bancorp	13,183	161,887
Virginia National Bankshares Corp.	100	3,820
Walker & Dunlop, Inc.	940	41,717
Washington Trust Bancorp, Inc.	470	15,726
WesBanco, Inc.	2,634	90,847
West BanCorp, Inc.	478	11,372
Westamerica BanCorp	673	35,097
Western New England Bancorp, Inc.	600	7,758
		7,102,022
Beverages — 0.1%
BRC, Inc., Class A*	1,800	1,397
MGP Ingredients, Inc.	400	7,356
National Beverage Corp.*	684	23,017
The Vita Coco Co., Inc.*	1,200	57,492
Westrock Coffee Co.*	1,100	4,675
Zevia PBC, Class A*	1,200	1,404
		95,341
Biotechnology — 8.8%
4D Molecular Therapeutics, Inc.*	1,000	9,310
Aardvark Therapeutics, Inc.*	200	754
Abeona Therapeutics, Inc.*	1,400	6,272
Absci Corp.*	2,900	8,700
ACADIA Pharmaceuticals, Inc.*	3,400	75,684
ADC Therapeutics S.A.*	2,600	9,750
ADMA Biologics, Inc.*	6,300	56,763
Akero Therapeutics, Inc.(1),*	2,000	1,300
Aktis Oncology, Inc.*	600	10,734
Aldeyra Therapeutics, Inc.*	1,800	3,042
Alector, Inc.*	1,400	3,010
Allogene Therapeutics, Inc.*	2,800	6,832
Alpha Teknova, Inc.*	500	1,445
Altimmune, Inc.*	2,100	6,468
Alumis, Inc.*	1,607	35,402

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Amicus Therapeutics, Inc.*	8,000	$115,680
AnaptysBio, Inc.*	500	27,730
Anavex Life Sciences Corp.*	2,100	6,447
ANI Pharmaceuticals, Inc.*	500	38,450
Annexon, Inc.*	3,000	16,620
Apogee Therapeutics, Inc.*	1,100	92,587
Arbutus Biopharma Corp.*	4,100	18,450
Arcellx, Inc.*	1,030	118,265
Arcturus Therapeutics Holdings, Inc.*	700	5,404
Arcus Biosciences, Inc.*	2,200	47,520
Arcutis Biotherapeutics, Inc.*	3,100	73,036
Ardelyx, Inc.*	6,700	40,133
ArriVent Biopharma, Inc.*	600	13,842
Arrowhead Pharmaceuticals, Inc.*	3,700	231,990
ARS Pharmaceuticals, Inc.*	1,400	11,242
Atea Pharmaceuticals, Inc.*	1,800	9,684
Aura Biosciences, Inc.*	1,096	7,332
Aurinia Pharmaceuticals, Inc.*	3,400	50,388
Axsome Therapeutics, Inc.*	1,100	185,922
Beam Therapeutics, Inc.*	2,600	61,958
Benitec Biopharma, Inc.*	500	5,325
Bicara Therapeutics, Inc.*	600	11,934
BioAge Labs, Inc.*	600	10,494
BioCryst Pharmaceuticals, Inc.*	6,087	57,948
Biohaven Ltd.*	2,661	22,512
Bridgebio Pharma, Inc.*	4,255	315,976
Bright Minds Biosciences, Inc.*	100	7,297
Capricor Therapeutics, Inc.*	1,100	33,440
Cardiff Oncology, Inc.*	1,600	2,592
Cartesian Therapeutics, Inc.*	160	984
Celcuity, Inc.*	900	102,726
Celldex Therapeutics, Inc.*	1,800	57,096
CG oncology, Inc.*	1,515	102,535
Chinook Therapeutics, Inc.*	2,060	0
Cogent Biosciences, Inc.*	3,755	144,530
Compass Therapeutics, Inc.*	3,600	19,044
Crinetics Pharmaceuticals, Inc.*	2,700	98,064
CRISPR Therapeutics AG*	2,332	110,933
Cullinan Therapeutics, Inc.*	1,400	19,894
Cytek Biosciences, Inc.*	2,900	12,673
Cytokinetics, Inc.*	3,200	210,912
Day One Biopharmaceuticals, Inc.*	2,100	45,024
Definium Therapeutics, Inc.*	2,600	49,140
Denali Therapeutics, Inc.*	3,727	71,558
Design Therapeutics, Inc.*	500	5,320
DiaMedica Therapeutics, Inc.*	1,000	6,770
Dianthus Therapeutics, Inc.*	1,000	83,920
Disc Medicine, Inc.*	700	44,758
Dyne Therapeutics, Inc.*	3,498	63,419
Edgewise Therapeutics, Inc.*	1,719	54,149
Editas Medicine, Inc.*	2,500	6,175
Eledon Pharmaceuticals, Inc.*	2,000	6,160
Emergent BioSolutions, Inc.*	1,700	14,110
Entrada Therapeutics, Inc.*	800	10,096
Erasca, Inc.*	5,100	82,518
Esperion Therapeutics, Inc.*	7,000	19,180
	Number of Shares	Value†

Biotechnology — (continued)
Evolus, Inc.*	1,500	$6,165
EyePoint, Inc.*	2,100	27,069
Fate Therapeutics, Inc.*	2,900	3,480
Forafric Global PLC*	200	1,930
Geron Corp.*	14,640	21,814
Gossamer Bio, Inc.*	5,100	1,675
Greenwich Lifesciences, Inc.*	200	4,804
Humacyte, Inc.*	3,100	1,881
Ideaya Biosciences, Inc.*	2,273	75,736
ImmunityBio, Inc.*	8,000	61,360
Immunome, Inc.*	2,600	56,862
Immunovant, Inc.*	2,200	54,648
Inhibrx Biosciences, Inc.*	200	13,446
Inmune Bio, Inc.*	500	565
Innoviva, Inc.*	2,000	46,600
Intellia Therapeutics, Inc.*	2,957	37,909
Iovance Biotherapeutics, Inc.*	7,900	27,729
Jade Biosciences, Inc.	1,008	14,162
Janux Therapeutics, Inc.*	1,200	16,680
Keros Therapeutics, Inc.*	740	8,170
Kodiak Sciences, Inc.*	900	34,308
Korro Bio, Inc.*	200	2,264
Krystal Biotech, Inc.*	670	173,074
Kura Oncology, Inc.*	2,300	18,699
Kymera Therapeutics, Inc.*	1,500	124,935
Larimar Therapeutics, Inc.*	1,500	6,750
LB Pharmaceuticals, Inc.*	500	12,330
LENZ Therapeutics, Inc.*	485	4,438
Lexeo Therapeutics, Inc.*	1,700	9,758
Ligand Pharmaceuticals, Inc.*	540	107,811
Liquidia Corp.*	1,800	67,932
MapLight Therapeutics, Inc.*	500	10,165
Maravai LifeSciences Holdings, Inc., Class A*	2,900	8,207
Maze Therapeutics, Inc.*	655	19,552
MBX Biosciences, Inc.*	800	23,880
MeiraGTx Holdings PLC*	1,100	9,526
Merrimack Pharmaceuticals, Inc.*	400	0
Mineralys Therapeutics, Inc.*	1,300	35,217
Monopar Therapeutics, Inc.*	100	5,479
Monte Rosa Therapeutics, Inc.*	1,400	23,030
Myriad Genetics, Inc.*	2,800	12,600
NeoGenomics, Inc.*	3,700	27,454
Niagen Bioscience, Inc.*	1,400	6,174
Nkarta, Inc.*	1,900	4,009
Novavax, Inc.*	4,100	33,374
Nurix Therapeutics, Inc.*	2,800	43,400
Nuvalent, Inc., Class A*	1,316	134,824
Nuvation Bio, Inc.*	6,200	26,598
Olema Pharmaceuticals, Inc.*	1,700	25,347
Omeros Corp.*	1,900	20,064
Organogenesis Holdings, Inc.*	1,700	4,029
Oruka Therapeutics, Inc.*	1,100	53,955
Palvella Therapeutics, Inc.*	200	24,930
Perspective Therapeutics, Inc.*	1,600	6,672
Phathom Pharmaceuticals, Inc.*	1,200	13,332

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Praxis Precision Medicines, Inc.*	700	$225,533
Precigen, Inc.*	5,000	19,350
Prime Medicine, Inc.*	1,500	5,220
Protalix BioTherapeutics, Inc.*	2,600	5,642
Protara Therapeutics, Inc.*	1,200	6,252
Prothena Corp. PLC*	1,100	10,692
PTC Therapeutics, Inc.*	2,100	143,073
Puma Biotechnology, Inc.*	1,600	10,224
Rapport Therapeutics, Inc.*	800	25,032
Recursion Pharmaceuticals, Inc., Class A*	12,400	38,068
REGENXBIO, Inc.*	1,400	11,732
Relay Therapeutics, Inc.*	3,900	38,805
Replimune Group, Inc.*	1,800	13,770
Rezolute, Inc.*	2,200	6,710
Rigel Pharmaceuticals, Inc.*	529	14,304
Rocket Pharmaceuticals, Inc.*	2,200	7,876
Sana Biotechnology, Inc.*	4,900	14,112
Savara, Inc.*	4,200	22,932
Scholar Rock Holding Corp.*	2,300	113,068
Septerna, Inc.*	600	14,418
Sionna Therapeutics, Inc.*	400	16,036
Soleno Therapeutics, Inc.*	1,200	40,176
Solid Biosciences, Inc.*	1,500	10,800
Stoke Therapeutics, Inc.*	1,200	39,072
Syndax Pharmaceuticals, Inc.*	2,300	53,728
Tango Therapeutics, Inc.*	3,100	64,852
Tarsus Pharmaceuticals, Inc.*	1,100	77,165
Taysha Gene Therapies, Inc.*	6,486	28,993
Tectonic Therapeutic, Inc.*	300	9,273
Terns Pharmaceuticals, Inc.*	2,600	137,072
TG Therapeutics, Inc.*	3,900	129,558
Theravance Biopharma, Inc.*	1,100	17,853
Third Harmonic Bio, Inc.*	600	0
Tobira Therapeutic, Inc.*	400	1,812
Travere Therapeutics, Inc.*	2,200	65,362
TriSalus Life Sciences, Inc.*	600	2,400
Tvardi Therapeutics, Inc.*	100	318
Tyra Biosciences, Inc.*	700	26,810
Upstream Bio, Inc.*	900	8,100
UroGen Pharma Ltd.*	1,000	17,980
Vera Therapeutics, Inc.*	1,700	68,391
Veracyte, Inc.*	2,200	70,862
Verastem, Inc.*	1,100	5,830
Vericel Corp.*	1,400	45,038
Vir Biotechnology, Inc.*	2,300	20,608
Viridian Therapeutics, Inc.*	2,200	43,032
WaVe Life Sciences Ltd.*	3,800	27,550
Xencor, Inc.*	1,900	22,914
Xenon Pharmaceuticals, Inc.*	2,379	138,339
XOMA Royalty Corp.*	300	9,411
Zenas Biopharma, Inc.*	400	7,820
Zevra Therapeutics, Inc.*	1,400	13,048
Zymeworks, Inc.*	1,400	35,056
		6,936,226
	Number of Shares	Value†

Building Materials — 1.5%
AirJoule Technologies Corp.*	800	$2,008
American Woodmark Corp.*	343	13,662
Apogee Enterprises, Inc.	643	21,566
Aspen Aerogels, Inc.*	1,900	6,498
Boise Cascade Co.	1,000	75,850
Gibraltar Industries, Inc.*	840	33,491
Griffon Corp.	956	69,482
JELD-WEN Holding, Inc.*	2,700	3,348
Knife River Corp.*	1,500	122,475
LSI Industries, Inc.	700	13,020
Masterbrand, Inc.*	3,500	29,085
Modine Manufacturing Co.*	1,381	299,276
NWPX Infrastructure, Inc.*	300	23,358
Smith-Midland Corp.*	100	3,253
SPX Technologies, Inc.*	1,283	256,523
Tecnoglass, Inc.	700	31,185
Titan America S.A.*	800	11,984
UFP Industries, Inc.	1,449	133,482
		1,149,546
Chemicals — 1.6%
AdvanSix, Inc.	800	19,520
American Vanguard Corp.*	778	1,937
Balchem Corp.	841	142,533
Cabot Corp.	1,400	105,434
Calumet, Inc.*	1,900	68,210
Codexis, Inc.*	2,000	3,260
Ecovyst, Inc.*	3,100	39,866
H.B. Fuller Co.	1,480	91,286
Hawkins, Inc.	544	83,558
Ingevity Corp.*	926	65,959
Innospec, Inc.	646	47,171
Intrepid Potash, Inc.*	370	15,825
Koppers Holdings, Inc.	520	20,114
Kronos Worldwide, Inc.	500	3,285
Mativ Holdings, Inc.	1,655	14,398
Minerals Technologies, Inc.	828	58,722
Oil-Dri Corp of America	300	19,527
Orion S.A.	1,700	11,050
Perimeter Solutions, Inc.*	3,900	95,238
Quaker Chemical Corp.	377	46,835
Rayonier Advanced Materials, Inc.*	1,900	21,033
Rogers Corp.*	477	51,196
Sensient Technologies Corp.	1,158	100,098
Stepan Co.	576	28,788
The Chemours Co.	4,200	92,526
Tronox Holdings PLC	3,300	32,241
		1,279,610
Coal — 0.6%
Alpha Metallurgical Resources, Inc.*	318	65,276
Core Natural Resources, Inc.	1,366	143,061
Hallador Energy Co.*	700	11,396
NACCO Industries, Inc., Class A	100	5,197
Peabody Energy Corp.	3,300	108,735
Ramaco Resources, Inc., Class A*	731	11,301
SunCoke Energy, Inc.	2,641	17,193

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Coal — (continued)
Warrior Met Coal, Inc.	1,400	$130,410
		492,569
Commercial Services — 3.6%
ABM Industries, Inc.	1,651	63,597
Acacia Research Corp.*	1,500	7,215
AirSculpt Technologies, Inc.*	300	849
Alarm.com Holdings, Inc.*	1,300	56,147
Alight, Inc., Class A	12,400	7,225
Alta Equipment Group, Inc.	700	3,759
American Public Education, Inc.*	400	22,752
AMN Healthcare Services, Inc.*	1,009	18,505
Arlo Technologies, Inc.*	2,833	40,314
Barrett Business Services, Inc.	720	21,010
BrightView Holdings, Inc.*	1,815	21,399
Cadiz, Inc.*	1,600	7,856
Carriage Services, Inc.	400	18,264
Cass Information Systems, Inc.	298	13,118
CBIZ, Inc.*	1,321	35,469
Chaince Digital Holdings, Inc.*	800	3,184
Cimpress PLC*	460	33,580
CoreCivic, Inc.*	2,800	52,948
Coursera, Inc.*	3,800	22,116
Covista, Inc.*	884	101,881
CPI Card Group, Inc.*	200	2,902
CRA International, Inc.	174	28,167
Cross Country Healthcare, Inc.*	1,084	10,190
Custom Truck One Source, Inc.*	1,500	9,855
Deluxe Corp.	1,307	35,995
Distribution Solutions Group, Inc.*	342	8,974
Driven Brands Holdings, Inc.*	1,700	21,437
Emerald Holding, Inc.	600	2,706
Ennis, Inc.	458	9,810
European Wax Center, Inc., Class A*	1,000	5,780
EVERTEC, Inc.	1,839	51,897
First Advantage Corp.*	2,378	27,965
Flywire Corp.*	3,300	38,412
Forrester Research, Inc.*	375	2,122
Franklin Covey Co.*	397	6,269
FTAI Infrastructure, Inc.	2,700	13,338
GPGI, Inc.	4,800	82,080
Graham Holdings Co., Class B	90	95,153
Green Dot Corp., Class A*	1,640	18,401
Healthcare Services Group, Inc.*	1,880	34,874
Herc Holdings, Inc.	915	91,088
Hertz Global Holdings, Inc.*	3,100	14,291
HireQuest, Inc.	200	1,996
Huron Consulting Group, Inc.*	462	58,900
ICF International, Inc.	535	34,930
Information Services Group, Inc.	1,200	4,608
Insperity, Inc.	1,013	27,392
John Wiley & Sons, Inc., Class A	1,100	41,910
Kelly Services, Inc., Class A	914	8,089
Kforce, Inc.	486	14,211
KinderCare Learning Cos., Inc.*	900	1,980
Korn Ferry	1,390	87,500
Laureate Education, Inc.*	3,500	121,940
	Number of Shares	Value†

Commercial Services — (continued)
Legalzoom.com, Inc.*	3,200	$18,144
Legence Corp., Class A*	1,000	56,460
Lifecore Biomedical, Inc.*	900	3,348
Lincoln Educational Services Corp.*	700	28,476
MarketWise, Inc.	75	1,404
Marqeta, Inc., Class A*	9,700	39,576
Matthews International Corp., Class A	805	20,785
Mister Car Wash, Inc.*	2,700	18,819
Monro, Inc.	737	11,821
National Research Corp.	487	8,269
NPK International, Inc.*	2,412	34,950
Payoneer Global, Inc.*	7,900	38,157
Paysafe Ltd.*	917	6,245
Perdoceo Education Corp.	1,800	66,978
Priority Technology Holdings, Inc.*	600	2,832
PROG Holdings, Inc.	1,067	30,612
Progyny, Inc.*	2,100	35,658
Quad/Graphics, Inc.	800	5,288
RCM Technologies, Inc.*	200	3,828
Remitly Global, Inc.*	4,581	71,784
Repay Holdings Corp.*	2,700	7,020
Resources Connection, Inc.	1,222	4,558
Sezzle, Inc.*	407	25,759
SoundThinking, Inc.*	300	1,986
Spire Global, Inc.*	800	10,064
StoneCo Ltd., Class A*	6,834	96,496
Strategic Education, Inc.	599	49,693
Stride, Inc.*	1,115	98,310
Target Hospitality Corp.*	1,100	10,208
The Brink's Co.	1,122	116,273
The GEO Group, Inc.*	3,652	61,390
The Hackett Group, Inc.	716	9,315
TIC Solutions, Inc.*	5,062	33,308
Transcat, Inc.*	200	14,690
TriNet Group, Inc.	822	29,945
TrueBlue, Inc.*	1,076	4,207
Udemy, Inc.*	2,900	13,398
Universal Technical Institute, Inc.*	1,300	46,930
Upbound Group, Inc.	1,453	26,227
USCB Financial Holdings, Inc.	400	7,416
Verra Mobility Corp.*	4,500	64,305
Vestis Corp.*	2,500	19,650
Willdan Group, Inc.*	400	30,624
		2,851,556
Computers — 1.5%
3D Systems Corp.*	4,000	7,520
ASGN, Inc.*	1,152	44,594
Cantaloupe, Inc.*	1,000	10,810
Conduent, Inc.*	4,700	6,016
Corsair Gaming, Inc.*	1,500	8,325
Cricut, Inc., Class A	400	1,496
CSP, Inc.	300	2,595
Diebold Nixdorf, Inc.*	600	45,264
D-Wave Quantum, Inc.*	9,900	142,857
Grid Dynamics Holdings, Inc.*	1,700	9,690
Insight Enterprises, Inc.*	818	54,814

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Computers — (continued)
Maximus, Inc.	1,514	$97,047
Mitek Systems, Inc.*	1,200	16,200
NCR Atleos Corp.*	2,000	87,160
NCR Voyix Corp.*	4,000	25,320
NetScout Systems, Inc.*	1,865	59,288
NextNav, Inc.*	2,400	38,448
OneSpan, Inc.	1,005	10,583
PAR Technology Corp.*	1,200	15,996
Pitney Bowes, Inc.	4,318	47,714
Qualys, Inc.*	937	82,315
Rapid7, Inc.*	1,800	9,918
Rigetti Computing, Inc.*	8,805	123,622
Rimini Street, Inc.*	1,000	3,280
Telos Corp.*	1,400	5,866
Tenable Holdings, Inc.*	3,300	55,820
TTEC Holdings, Inc.*	607	1,518
Unisys Corp.*	2,324	4,811
V2X, Inc.*	700	47,950
Varonis Systems, Inc.*	3,139	67,394
Vuzix Corp.*	2,200	5,082
		1,139,313
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.	1,300	27,742
Interparfums, Inc.	450	40,878
Olaplex Holdings, Inc.*	5,100	10,353
Prestige Consumer Healthcare, Inc.*	1,272	75,391
Solesence, Inc.*	700	664
The Beauty Health Co.*	2,900	2,581
The Honest Co., Inc.*	2,400	7,056
Waldencast PLC, Class A*	1,000	950
		165,615
Distribution & Wholesale — 0.7%
EVI Industries, Inc.	200	4,116
G-III Apparel Group Ltd.	908	25,152
Global Industrial Co.	162	5,106
Gold.com, Inc.	500	20,040
Hudson Technologies, Inc.*	900	5,292
OPENLANE, Inc.*	2,900	84,535
Resideo Technologies, Inc.*	3,482	117,378
Rush Enterprises, Inc., Class A	1,649	109,015
Rush Enterprises, Inc., Class B	225	14,479
ScanSource, Inc.*	481	17,460
ThredUp, Inc., Class A*	2,800	9,184
Titan Machinery, Inc.*	723	12,089
VSE Corp.	727	134,059
		557,905
Diversified Financial Services — 2.8%
Acadian Asset Management, Inc.	726	39,509
AlTi Global, Inc.*	900	3,258
Artisan Partners Asset Management, Inc., Class A	1,700	61,863
Atlanticus Holdings Corp.*	100	5,247
Bakkt, Inc.*	200	1,472
Better Home & Finance Holding Co.*	100	3,562
	Number of Shares	Value†

Diversified Financial Services — (continued)
BGC Group, Inc., Class A	9,900	$96,822
Bread Financial Holdings, Inc.	1,200	89,868
Brookfield Business Corp., Class A	500	15,820
Burford Capital Ltd.	5,500	24,860
Cohen & Steers, Inc.	717	44,848
Columbia Financial, Inc.*	800	14,008
Dave, Inc.*	255	44,393
Diamond Hill Investment Group, Inc.	80	13,768
DigitalBridge Group, Inc.	4,675	72,089
Enact Holdings, Inc.	800	32,648
Encore Capital Group, Inc.*	597	41,862
Enova International, Inc.*	613	83,264
Federal Agricultural Mortgage Corp., Class C	235	34,862
Finance Of America Cos., Inc., Class A*	200	3,320
First Western Financial, Inc.*	300	7,374
GCM Grosvenor, Inc., Class A	1,200	11,760
International Money Express, Inc.*	300	4,740
Jefferson Capital, Inc.	252	4,846
LendingClub Corp.*	3,160	45,251
LendingTree, Inc.*	277	11,878
loanDepot, Inc., Class A*	2,100	2,982
Marex Group PLC	1,500	66,870
Medallion Financial Corp.	400	3,424
Miami International Holdings, Inc.*	700	27,244
Moelis & Co., Class A	2,000	114,000
Navient Corp.	1,200	9,816
Nelnet, Inc., Class A	334	43,073
NerdWallet, Inc., Class A*	800	8,304
Onity Group, Inc.*	200	7,854
Oportun Financial Corp.*	1,100	5,071
OppFi, Inc.	700	5,397
Pagseguro Digital Ltd., Class A	4,900	49,098
Paysign, Inc.*	1,000	5,900
PennyMac Financial Services, Inc.	828	72,367
Perella Weinberg Partners	1,660	30,146
Piper Sandler Cos.	1,888	144,526
PJT Partners, Inc., Class A	568	79,361
PRA Group, Inc.*	1,048	18,340
Radian Group, Inc.	3,719	123,025
Regional Management Corp.	300	9,675
Resolute Holdings Management, Inc.*	70	11,361
Security National Financial Corp., Class A*	525	4,977
Siebert Financial Corp.*	600	1,152
Silvercrest Asset Management Group, Inc., Class A	300	4,032
StepStone Group, Inc., Class A	1,927	91,956
StoneX Group, Inc.*	1,955	157,671
Strive, Inc., Class A*	1,415	14,178
Upstart Holdings, Inc.*	2,400	61,560
Victory Capital Holdings, Inc., Class A	1,200	78,576
Virtus Investment Partners, Inc.	161	21,630
Wealthfront Corp.*	900	8,325
Webull Corp.*	7,500	36,000
Westwood Holdings Group, Inc.	300	4,941

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
WisdomTree, Inc.	3,500	$50,960
World Acceptance Corp.*	35	4,726
		2,191,710
Electric — 1.7%
Ameresco, Inc., Class A*	900	22,950
Avista Corp.	2,239	89,874
Black Hills Corp.	2,048	142,152
Genie Energy Ltd., Class B	700	9,898
Hawaiian Electric Industries, Inc.*	4,400	65,296
MGE Energy, Inc.	1,042	80,536
Northwestern Energy Group, Inc.	1,680	110,779
Oklo, Inc.*	3,321	164,688
Ormat Technologies, Inc.	1,600	179,072
Otter Tail Corp.	1,092	95,845
Portland General Electric Co.	3,056	161,265
TXNM Energy, Inc.	2,602	152,113
Unitil Corp.	463	24,187
		1,298,655
Electrical Components & Equipment — 1.1%
American Superconductor Corp.*	1,229	41,602
AZZ, Inc.	776	97,101
Belden, Inc.	1,055	121,146
Energizer Holdings, Inc.	1,700	27,914
EnerSys	1,023	177,715
Graham Corp.*	300	23,676
Insteel Industries, Inc.	591	19,863
nLight, Inc.*	1,200	68,424
Novanta, Inc.*	930	109,842
Powell Industries, Inc.	261	141,222
		828,505
Electronics — 3.2%
Advanced Energy Industries, Inc.	1,043	336,586
Allient, Inc.	400	23,636
Applied Optoelectronics, Inc.*	1,800	152,262
Atkore, Inc.	938	55,258
Atmus Filtration Technologies, Inc.	2,221	126,086
Badger Meter, Inc.	843	128,431
Bel Fuse, Inc., Class A	33	5,947
Bel Fuse, Inc., Class B	291	57,612
Benchmark Electronics, Inc.	953	53,425
CTS Corp.	763	36,441
Enovix Corp.*	4,635	24,009
ESCO Technologies, Inc.	732	205,963
Evolv Technologies Holdings, Inc.*	4,200	25,410
Itron, Inc.*	1,250	112,037
Kimball Electronics, Inc.*	633	14,996
Knowles Corp.*	2,252	57,831
Kopin Corp.*	4,900	11,025
KULR Technology Group, Inc.*	1,100	2,607
Mesa Laboratories, Inc.	86	7,604
MicroVision, Inc.*	6,300	4,040
Mirion Technologies, Inc.*	6,439	119,701
M-Tron Industries, Inc.*	100	6,685
Napco Security Technologies, Inc.	1,000	39,390
	Number of Shares	Value†

Electronics — (continued)
Neonode, Inc.*	300	$420
NVE Corp.	100	6,550
OSI Systems, Inc.*	445	118,152
Plexus Corp.*	719	145,626
Sanmina Corp.*	1,386	179,681
SKYX Platforms Corp.*	2,400	2,688
Standard BioTools, Inc.*	7,900	7,262
TTM Technologies, Inc.*	2,783	271,120
Turtle Beach Corp.*	500	5,070
Vicor Corp.*	622	100,142
Vishay Intertechnology, Inc.	3,400	61,200
		2,504,893
Energy-Alternate Sources — 1.1%
Array Technologies, Inc.*	4,300	31,089
ASP Isotopes, Inc.*	2,212	9,777
Eos Energy Enterprises, Inc.*	8,325	41,292
Fluence Energy, Inc.*	1,800	24,768
FutureFuel Corp.	800	3,080
Gevo, Inc.*	7,500	20,475
Green Plains, Inc.*	1,967	32,357
Montauk Renewables, Inc.*	2,100	2,415
Nextpower, Inc., Class A*	3,967	478,222
Plug Power, Inc.*	35,900	81,134
REX American Resources Corp.*	752	34,269
Shoals Technologies Group, Inc., Class A*	4,400	28,952
SunPower, Inc.*	2,300	2,921
Sunrun, Inc.*	5,900	80,004
T1 Energy, Inc.*	5,500	24,145
		894,900
Engineering & Construction — 3.0%
908 Devices, Inc.*	800	4,896
Arcosa, Inc.	1,300	137,982
Argan, Inc.	369	200,976
Bowman Consulting Group Ltd.*	400	11,376
Cardinal Infrastructure Group, Inc., Class A*	300	11,896
Centuri Holdings, Inc.*	2,282	66,657
Concrete Pumping Holdings, Inc.*	500	3,570
Construction Partners, Inc., Class A*	1,231	136,789
Dycom Industries, Inc.*	800	271,056
Energy Services of America Corp.	400	5,252
Exponent, Inc.	1,380	90,045
Fluor Corp.*	4,404	205,447
Frontdoor, Inc.*	2,000	105,720
Granite Construction, Inc.	1,084	129,950
Great Lakes Dredge & Dock Corp.*	1,951	33,167
IES Holdings, Inc.*	256	121,976
Latham Group, Inc.*	1,500	8,055
Limbach Holdings, Inc.*	300	23,415
Mistras Group, Inc.*	300	4,434
MYR Group, Inc.*	425	119,986
Orion Group Holdings, Inc.*	1,100	11,990
Primoris Services Corp.	1,490	213,130
Southland Holdings, Inc.*	500	650

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Engineering & Construction — (continued)
Sterling Infrastructure, Inc.*	811	$330,296
TSS, Inc.*	600	7,806
Tutor Perini Corp.	1,197	92,396
		2,348,913
Entertainment — 0.9%
Accel Entertainment, Inc.*	1,600	17,456
AMC Entertainment Holdings, Inc., Class A*	13,300	13,034
Atlanta Braves Holdings, Inc., Class A*	200	9,430
Atlanta Braves Holdings, Inc., Class C*	1,200	51,240
Bally's Corp.*	300	2,892
Brightstar Lottery PLC	2,800	35,672
Cinemark Holdings, Inc.	2,900	82,708
Golden Entertainment, Inc.	600	16,014
IMAX Corp.*	1,200	45,612
Inspired Entertainment, Inc.*	700	4,991
Lionsgate Studios Corp.*	5,628	53,972
Madison Square Garden Entertainment Corp.*	1,037	61,090
Marriott Vacations Worldwide Corp.	707	46,040
Monarch Casino & Resort, Inc.	285	27,246
Pursuit Attractions and Hospitality, Inc.*	571	20,916
RCI Hospitality Holdings, Inc.	200	4,562
Red Rock Resorts, Inc., Class A	1,300	69,368
Rush Street Interactive, Inc.*	2,400	52,200
Six Flags Entertainment Corp.*	2,592	46,008
Starz Entertainment Corp.*	374	4,301
Super Group SGHC Ltd.	4,400	47,520
United Parks & Resorts, Inc.*	800	26,128
Webtoon Entertainment, Inc.*	600	5,514
		743,914
Environmental Control — 0.4%
Arq, Inc.*	1,000	2,560
Casella Waste Systems, Inc., Class A*	1,700	134,878
CECO Environmental Corp.*	800	47,664
Energy Recovery, Inc.*	1,400	14,098
Enviri Corp.*	2,000	39,240
Montrose Environmental Group, Inc.*	800	17,512
Perma-Fix Environmental Services, Inc.*	500	5,345
Pure Cycle Corp.*	400	4,024
PureCycle Technologies, Inc.*	3,700	19,203
		284,524
Food — 0.8%
B&G Foods, Inc.	2,272	10,928
Beyond Meat, Inc.*	10,600	7,437
Calavo Growers, Inc.	451	11,631
Cal-Maine Foods, Inc.	1,146	90,706
FitLife Brands, Inc.*	200	2,840
Grocery Outlet Holding Corp.*	2,656	18,725
HF Foods Group, Inc.*	1,300	2,405
Ingles Markets, Inc., Class A	404	36,316
J & J Snack Foods Corp.	364	28,854
John B Sanfilippo & Son, Inc.	200	15,866
	Number of Shares	Value†

Food — (continued)
Lifeway Foods, Inc.*	200	$3,868
Mama's Creations, Inc.*	900	13,806
Mission Produce, Inc.*	1,200	16,512
Nathan's Famous, Inc.	100	10,073
Natural Grocers by Vitamin Cottage, Inc.	300	7,755
Seneca Foods Corp., Class A*	111	16,774
SunOpta, Inc.*	2,700	17,496
The Chefs' Warehouse, Inc.*	950	56,478
The Hain Celestial Group, Inc.*	2,700	1,884
The Marzetti Company	571	78,986
The Simply Good Foods Co.*	2,300	33,005
Tootsie Roll Industries, Inc.	515	22,001
United Natural Foods, Inc.*	1,600	72,096
Utz Brands, Inc.	2,100	16,632
Village Super Market, Inc., Class A	168	7,095
Weis Markets, Inc.	366	25,031
		625,200
Forest Products & Paper — 0.1%
Magnera Corp.*	1,100	10,461
Sylvamo Corp.	900	38,016
		48,477
Gas — 1.1%
Brookfield Infrastructure Corp., Class A	3,287	129,902
Chesapeake Utilities Corp.	574	72,536
New Jersey Resources Corp.	2,764	151,799
Northwest Natural Holding Co.	1,150	61,203
ONE Gas, Inc.	1,590	136,947
RGC Resources, Inc.	300	6,615
Southwest Gas Holdings, Inc.	1,875	162,938
Spire, Inc.	1,556	140,880
		862,820
Hand & Machine Tools — 0.3%
Cadre Holdings, Inc.	800	24,544
Enerpac Tool Group Corp.	1,506	54,924
Franklin Electric Co., Inc.	1,070	98,622
Kennametal, Inc.	2,100	75,873
Luxfer Holdings PLC	600	7,308
		261,271
Healthcare Products — 3.2%
10X Genomics, Inc., Class A*	3,000	63,690
Accuray, Inc.*	3,500	1,358
Adaptive Biotechnologies Corp.*	4,200	58,296
Alphatec Holdings, Inc.*	3,200	34,816
AngioDynamics, Inc.*	1,158	13,166
Anteris Technologies Global Corp.*	2,100	11,655
Artivion, Inc.*	1,099	40,245
AtriCure, Inc.*	1,400	39,942
Avanos Medical, Inc.*	1,100	15,411
Avita Medical, Inc.*	900	3,330
Axogen, Inc.*	1,200	39,756
Azenta, Inc.*	1,200	25,356
Beta Bionics, Inc.*	1,100	11,022
BioLife Solutions, Inc.*	1,100	20,988

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Bioventus, Inc., Class A*	900	$8,217
Butterfly Network, Inc.*	5,300	21,412
CareDx, Inc.*	1,500	26,040
Castle Biosciences, Inc.*	800	19,640
Ceribell, Inc.*	800	14,664
Cerus Corp.*	6,200	11,284
ClearPoint Neuro, Inc.*	800	7,280
CONMED Corp.	861	30,445
CVRx, Inc.*	400	3,784
Delcath Systems, Inc.*	1,000	9,280
Electromed, Inc.*	200	4,682
Embecta Corp.	1,800	15,912
Enovis Corp.*	1,500	34,125
Glaukos Corp.*	1,515	163,105
GRAIL, Inc.*	1,000	51,680
Guardant Health, Inc.*	3,300	304,821
Haemonetics Corp.*	1,242	69,999
ICU Medical, Inc.*	600	77,490
Inogen, Inc.*	900	5,562
Integer Holdings Corp.*	937	82,456
Integra LifeSciences Holdings Corp.*	2,100	19,782
iRadimed Corp.	200	19,252
IRhythm Holdings, Inc.*	827	97,603
Kestra Medical Technologies Ltd.*	400	7,972
KORU Medical Systems, Inc.*	1,500	6,480
Lantheus Holdings, Inc.*	1,732	131,372
LeMaitre Vascular, Inc.	600	65,502
LENSAR, Inc.*	300	1,788
LivaNova PLC*	1,500	95,340
Lucid Diagnostics, Inc.*	2,700	3,105
MaxCyte, Inc.*	3,100	2,178
Merit Medical Systems, Inc.*	1,575	108,565
MiMedx Group, Inc.*	3,400	13,430
Myomo, Inc.*	1,300	878
Neogen Corp.*	5,938	55,164
NeuroPace, Inc.*	400	5,260
Novocure Ltd.*	2,700	29,430
OmniAb, Inc.*	2,479	3,892
Omnicell, Inc.*	1,200	40,056
OraSure Technologies, Inc.*	2,201	6,603
Orthofix Medical, Inc.*	987	11,321
OrthoPediatrics Corp.*	500	7,935
Outset Medical, Inc.*	600	2,304
Pacific Biosciences of California, Inc.*	8,100	10,692
PROCEPT BioRobotics Corp.*	1,500	37,515
Pulmonx Corp.*	1,300	1,677
Pulse Biosciences, Inc.*	514	11,097
Quanterix Corp.*	1,200	4,224
Quantum-Si, Inc.*	3,000	2,322
QuidelOrtho Corp.*	1,900	31,217
RxSight, Inc.*	1,100	6,776
Sanara Medtech, Inc.*	100	1,718
SANUWAVE Health, Inc.*	200	3,458
SI-BONE, Inc.*	1,100	13,893
STAAR Surgical Co.*	917	17,148
Stereotaxis, Inc.*	2,300	4,232
	Number of Shares	Value†

Healthcare Products — (continued)
Tactile Systems Technology, Inc.*	500	$13,065
Tandem Diabetes Care, Inc.*	1,900	36,423
TransMedics Group, Inc.*	931	92,551
Treace Medical Concepts, Inc.*	1,600	2,144
Twist Bioscience Corp.*	1,588	75,462
UFP Technologies, Inc.*	198	38,333
Varex Imaging Corp.*	1,300	13,793
		2,493,861
Healthcare Services — 2.4%
Addus HomeCare Corp.*	500	46,825
agilon health, Inc.*	372	2,943
Alignment Healthcare, Inc.*	5,305	93,474
Ardent Health, Inc.*	800	6,848
Astrana Health, Inc.*	1,200	29,424
Aveanna Healthcare Holdings, Inc.*	1,400	9,016
Biote Corp., Class A*	600	810
BrightSpring Health Services, Inc.*	3,506	149,391
Brookdale Senior Living, Inc.*	6,400	87,552
Clover Health Investments Corp.*	11,500	20,240
Community Health Systems, Inc.*	4,100	12,054
Concentra Group Holdings Parent, Inc.	3,143	67,417
CorVel Corp.*	837	45,742
DocGo, Inc.*	3,700	2,328
Enhabit, Inc.*	1,200	16,908
Fortrea Holdings, Inc.*	2,500	23,550
Fulgent Genetics, Inc.*	500	7,950
GeneDx Holdings Corp.*	529	33,972
Ginkgo Bioworks Holdings, Inc.*	1,200	7,356
HealthEquity, Inc.*	2,300	192,211
Innovage Holding Corp.*	700	5,614
LifeStance Health Group, Inc.*	4,100	26,117
Lumexa Imaging Holdings, Inc.*	700	6,020
Nano-X Imaging Ltd.*	1,700	3,859
National HealthCare Corp.	376	60,047
Neuronetics, Inc.*	1,300	1,885
OPKO Health, Inc.*	10,717	12,217
Option Care Health, Inc.*	4,402	118,502
Oscar Health, Inc., Class A*	5,436	62,351
PACS Group, Inc.*	1,200	38,544
Pediatrix Medical Group, Inc.*	2,400	51,336
Personalis, Inc.*	1,600	10,192
Privia Health Group, Inc.*	3,200	65,824
RadNet, Inc.*	1,900	106,191
Select Medical Holdings Corp.	2,900	47,241
Sonida Senior Living, Inc.*	100	3,225
Strata Critical Medical, Inc.*	1,800	7,524
Surgery Partners, Inc.*	2,300	27,416
Teladoc Health, Inc.*	5,200	28,340
The Ensign Group, Inc.	1,499	302,048
The Joint Corp.*	200	1,770
The Oncology Institute, Inc.*	2,100	6,447
The Pennant Group, Inc.*	940	28,651
U.S. Physical Therapy, Inc.	362	27,136
Viemed Healthcare, Inc.*	900	8,289
		1,912,797

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — 1.5%
Beazer Homes USA, Inc.*	624	$12,006
Cavco Industries, Inc.*	222	107,512
Century Communities, Inc.	700	40,166
Champion Homes, Inc.*	1,500	111,555
Dream Finders Homes, Inc., Class A*	800	11,136
Forestar Group, Inc.*	560	13,686
Green Brick Partners, Inc.*	800	51,560
Hovnanian Enterprises, Inc., Class A*	146	16,193
Installed Building Products, Inc.	630	167,045
KB Home	1,715	88,751
LCI Industries	601	73,911
LGI Homes, Inc.*	566	22,374
M/I Homes, Inc.*	736	90,123
Meritage Homes Corp.	1,819	112,487
Taylor Morrison Home Corp.*	2,580	150,259
Tri Pointe Homes, Inc.*	2,300	107,479
Winnebago Industries, Inc.	722	22,375
		1,198,618
Home Furnishings — 0.2%
Alliance Laundry Holdings, Inc.*	1,200	24,888
Arhaus, Inc.	1,400	9,492
Daktronics, Inc.*	1,054	20,606
Ethan Allen Interiors, Inc.	328	7,301
Flexsteel Industries, Inc.	100	4,494
Hamilton Beach Brands Holding Co., Class A	300	5,685
Leggett & Platt, Inc.	3,600	35,568
MillerKnoll, Inc.	1,728	24,987
Sleep Number Corp.*	772	1,386
Sonos, Inc.*	3,400	45,560
The Lovesac Co.*	400	5,908
Traeger, Inc.*	14	406
Xperi, Inc.*	1,501	8,405
		194,686
Household Products & Wares — 0.2%
ACCO Brands Corp.	2,193	6,579
Acme United Corp.	100	4,491
Helen of Troy Ltd.*	666	9,604
Quanex Building Products Corp.	1,325	23,810
Spectrum Brands Holdings, Inc.	557	41,051
WD-40 Co.	390	79,536
		165,071
Housewares — 0.1%
Central Garden & Pet Co.*	300	11,031
Central Garden & Pet Co., Class A*	1,358	44,026
		55,057
Insurance — 2.3%
Abacus Global Management, Inc.	1,283	10,110
American Coastal Insurance Corp.	700	7,875
American Integrity Insurance Group, Inc.	197	3,798
AMERISAFE, Inc.	508	16,932
Ategrity Specialty Holdings LLC*	94	1,858
Baldwin Insurance Group, Inc.*	2,600	57,044
	Number of Shares	Value†

Insurance — (continued)
Bowhead Specialty Holdings, Inc.*	500	$11,215
Citizens, Inc.*	1,600	8,048
CNO Financial Group, Inc.	2,597	106,633
Crawford & Co., Class A	300	2,991
Donegal Group, Inc., Class A	383	6,580
eHealth, Inc.*	1,000	1,290
Employers Holdings, Inc.	682	28,057
Essent Group Ltd.	2,473	144,522
F&G Annuities & Life, Inc.	1,000	25,320
Fidelis Insurance Holdings Ltd.	1,500	28,665
Genworth Financial, Inc.*	10,700	86,884
GoHealth, Inc., Class A*	200	302
Goosehead Insurance, Inc., Class A*	700	29,862
Greenlight Capital Re Ltd., Class A*	728	12,587
Hamilton Insurance Group Ltd., Class B	1,300	38,779
HCI Group, Inc.	280	43,291
Heritage Insurance Holdings, Inc.*	700	18,375
Hippo Holdings, Inc.*	532	13,864
Horace Mann Educators Corp.	1,080	46,094
Investors Title Co.	39	8,476
Jackson Financial, Inc., Class A	1,800	190,296
James River Group Holdings, Inc.	1,300	8,190
Kingstone Cos., Inc.	400	5,828
Kingsway Financial Services, Inc.*	500	5,215
Lemonade, Inc.*	1,600	100,288
MBIA, Inc.*	1,200	7,092
Mercury General Corp.	700	61,705
NMI Holdings, Inc.*	2,100	78,771
Octave Specialty Group, Inc.*	1,100	5,115
Palomar Holdings, Inc.*	700	83,650
ProAssurance Corp.*	1,100	27,192
Root, Inc., Class A*	262	11,573
Safety Insurance Group, Inc.	382	27,748
Selective Insurance Group, Inc.	1,627	122,660
Selectquote, Inc.*	4,300	2,707
SiriusPoint Ltd.*	2,883	62,100
Skyward Specialty Insurance Group, Inc.*	1,000	43,680
Slide Insurance Holdings, Inc.*	1,927	34,686
Stewart Information Services Corp.	808	49,757
Tiptree, Inc.	700	11,844
Trupanion, Inc.*	1,029	26,353
United Fire Group, Inc.	580	21,495
Universal Insurance Holdings, Inc.	651	22,238
		1,769,635
Internet — 1.1%
1-800-Flowers.com, Inc., Class A*	937	2,849
Angi, Inc.*	1,100	7,535
AudioEye, Inc.*	300	1,911
Backblaze, Inc., Class A*	1,500	5,175
BARK, Inc.*	3,200	1,621
Bed Bath & Beyond, Inc.*	1,500	6,960
Bumble, Inc., Class A*	2,000	6,520
Cargurus, Inc.*	2,100	71,505
Cars.com, Inc.*	1,400	11,368
Cogent Communications Holdings, Inc.	1,319	24,850

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Crexendo, Inc.*	600	$3,702
Entravision Communications Corp., Class A	2,500	7,425
ePlus, Inc.	656	49,364
EverQuote, Inc., Class A*	700	10,794
Figs, Inc., Class A*	2,400	35,448
fuboTV, Inc., Class A*	791	7,483
Gaia, Inc.*	700	1,939
Gambling.com Group Ltd.*	300	1,164
Getty Images Holdings, Inc.*	3,600	2,856
Grindr, Inc.*	1,000	12,090
Groupon, Inc.*	700	8,330
HealthStream, Inc.	400	8,284
Hims & Hers Health, Inc.*	5,600	116,256
Lands' End, Inc.*	300	3,372
LifeMD, Inc.*	1,000	3,610
Liquidity Services, Inc.*	635	19,412
Magnite, Inc.*	3,906	46,403
MediaAlpha, Inc., Class A*	847	7,877
Nerdy, Inc.*	1,800	1,469
Newsmax, Inc.*	1,300	6,786
Nextdoor Holdings, Inc.*	5,400	7,560
Open Lending Corp.*	3,100	3,875
OptimizeRx Corp.*	400	2,512
Q2 Holdings, Inc.*	1,600	75,680
QuinStreet, Inc.*	1,715	20,597
Revolve Group, Inc.*	1,200	27,132
Rumble, Inc.*	2,950	15,045
Serve Robotics, Inc.*	1,500	12,660
Shutterstock, Inc.	600	9,966
Sprinklr, Inc., Class A*	3,100	18,600
Stitch Fix, Inc., Class A*	2,600	8,606
The RealReal, Inc.*	2,600	23,608
Travelzoo*	200	1,184
TripAdvisor, Inc.*	3,300	35,178
Tucows, Inc., Class A*	200	3,432
Upwork, Inc.*	3,400	37,264
Vivid Seats, Inc., Class A*	120	709
Yelp, Inc.*	1,600	39,584
Ziff Davis, Inc.*	1,090	45,737
ZipRecruiter, Inc., Class A*	2,300	4,232
		887,519
Investment Companies — 1.2%
Bit Digital, Inc.*	8,330	10,912
Bitdeer Technologies Group, Class A*	2,500	21,625
Cannae Holdings, Inc.	1,200	13,644
Cipher Digital, Inc.*	9,000	115,830
Cleanspark, Inc.*	6,900	58,719
Compass Diversified Holdings	2,100	16,506
Core Scientific, Inc.*	8,000	119,680
HA Sustainable Infrastructure Capital, Inc.	3,400	124,950
Hut 8 Corp.*	2,600	121,966
MARA Holdings, Inc.*	10,520	85,843
Riot Platforms, Inc.*	9,576	118,360
	Number of Shares	Value†

Investment Companies — (continued)
Terawulf, Inc.*	7,946	$114,661
		922,696
Iron & Steel — 0.2%
Commercial Metals Co.	2,986	183,430
Friedman Industries, Inc.	200	3,544
		186,974
Leisure Time — 0.8%
Acushnet Holdings Corp.	700	65,436
American Outdoor Brands, Inc.*	400	3,736
Callaway Golf Co.*	3,646	50,607
Clarus Corp.	902	2,453
Escalade, Inc.	100	1,717
Global Business Travel Group I*	3,000	16,740
Johnson Outdoors, Inc., Class A	168	7,814
Life Time Group Holdings, Inc.*	3,928	105,820
Lindblad Expeditions Holdings, Inc.*	1,100	19,030
Livewire Group, Inc.*	500	830
Malibu Boats, Inc., Class A*	600	15,552
MasterCraft Boat Holdings, Inc.*	500	10,255
OneSpaWorld Holdings Ltd.	2,800	64,260
Patrick Industries, Inc.	812	90,189
Peloton Interactive, Inc., Class A*	10,600	45,474
Polaris, Inc.	1,500	81,750
Sabre Corp.*	9,400	13,630
Xponential Fitness, Inc., Class A*	800	4,816
		600,109
Lodging — 0.1%
Hilton Grand Vacations, Inc.*	1,717	67,169
The Marcus Corp.	233	4,001
		71,170
Machinery — Construction & Mining — 1.4%
Astec Industries, Inc.	598	32,196
Bloom Energy Corp., Class A*	5,900	799,391
Hyster-Yale, Inc.	344	11,184
Lightbridge Corp.*	600	6,396
NANO Nuclear Energy, Inc.*	918	18,801
Net Power, Inc.*	800	1,248
NuScale Power Corp.*	4,299	46,601
Terex Corp.	3,028	178,955
The Manitowoc Co., Inc.*	1,025	11,941
		1,106,713
Machinery — Diversified — 1.8%
Aebi Schmidt Holding AG	936	9,089
Alamo Group, Inc.	288	47,511
Albany International Corp., Class A	732	38,218
Cactus, Inc., Class A	1,900	90,003
Chart Industries, Inc.*	1,198	247,686
Columbus McKinnon Corp.	885	12,859
CSW Industrials, Inc.	434	113,092
DXP Enterprises, Inc.*	392	54,774
Eastman Kodak Co.*	1,600	14,480
Gencor Industries, Inc.*	400	6,000
Ichor Holdings Ltd.*	900	41,949

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Diversified — (continued)
Kadant, Inc.	317	$92,675
Lindsay Corp.	287	34,173
Mueller Water Products, Inc., Class A	4,092	112,489
Palladyne AI Corp.*	900	5,463
Power Solutions International, Inc.*	200	12,176
Pro-Dex, Inc.*	100	4,912
Richtech Robotics, Inc., Class B*	4,241	8,864
Tennant Co.	536	35,590
The Gorman-Rupp Co.	551	34,234
Thermon Group Holdings, Inc.*	900	45,360
Watts Water Technologies, Inc., Class A	711	206,396
Zurn Elkay Water Solutions Corp.	3,900	174,876
		1,442,869
Media — 0.3%
AMC Networks, Inc., Class A*	800	5,432
Cable One, Inc.*	125	11,401
CuriosityStream, Inc.	1,100	3,256
Gray Media, Inc.	2,300	9,982
iHeartMedia, Inc., Class A*	2,900	8,468
Liberty Latin America Ltd., Class A*	700	6,048
Liberty Latin America Ltd., Class C*	3,552	31,328
Optimum Communications, Inc., Class A*	8,200	10,660
Scholastic Corp.	556	21,717
Sinclair, Inc.	1,000	12,940
Sphere Entertainment Co.*	737	86,524
The E.W. Scripps Co., Class A*	2,229	8,292
Thryv Holdings, Inc.*	1,000	2,740
USA TODAY Co., Inc.*	3,953	27,869
		246,657
Metal Fabricate/Hardware — 0.6%
Ascent Industries Co.*	60	799
Helios Technologies, Inc.	859	55,586
Hillman Solutions Corp.*	5,500	45,760
Janus International Group, Inc.*	3,790	19,518
L.B. Foster Co., Class A*	300	8,370
Mayville Engineering Co., Inc.*	400	7,180
Metallus, Inc.*	1,100	17,974
Omega Flex, Inc.	124	3,849
Park-Ohio Holdings Corp.	300	7,212
Proto Labs, Inc.*	599	34,155
Ryerson Holding Corp.	1,266	28,460
Standex International Corp.	321	81,810
The Eastern Co.	200	4,048
Tredegar Corp.*	761	6,050
Worthington Enterprises, Inc.	784	40,878
Worthington Steel, Inc.	884	26,829
Xometry, Inc., Class A*	1,200	49,008
		437,486
Mining — 2.6%
American Battery Technology Co.*	3,000	8,370
Caledonia Mining Corp. PLC	400	9,036
Centrus Energy Corp., Class A*	447	77,595
Century Aluminum Co.*	1,454	85,335
	Number of Shares	Value†

Mining — (continued)
Coeur Mining, Inc.*	27,628	$518,578
Compass Minerals International, Inc.*	800	18,680
Constellium S.E.*	3,800	93,404
Contango Silver & Gold, Inc.*	200	3,750
Critical Metals Corp.*	1,019	8,091
Dakota Gold Corp.*	1,700	8,585
Encore Energy Corp.*	5,300	9,540
Energy Fuels, Inc.*	6,000	109,500
Ferroglobe PLC	3,800	15,656
Hecla Mining Co.	17,191	320,268
Idaho Strategic Resources, Inc.*	400	12,848
Ivanhoe Electric, Inc.*	2,900	34,278
Kaiser Aluminum Corp.	382	46,035
Lifezone Metals Ltd.*	500	1,680
NioCorp Developments Ltd.*	2,400	10,704
Novagold Resources, Inc.*	7,649	68,688
Perpetua Resources Corp.*	2,200	61,864
SSR Mining, Inc.*	5,600	164,640
U.S. Antimony Corp.*	3,000	26,190
United States Lime & Minerals, Inc.	325	42,448
Uranium Energy Corp.*	12,900	174,150
US Gold Corp.*	400	6,076
USA Rare Earth, Inc.*	5,000	75,675
Vox Royalty Corp.	1,400	7,336
		2,019,000
Miscellaneous Manufacturing — 1.7%
Avient Corp.	2,455	89,116
Byrna Technologies, Inc.*	500	4,590
Core Molding Technologies, Inc.*	300	6,720
Enpro, Inc.	598	149,889
Fabrinet*	977	509,525
Federal Signal Corp.	1,609	173,997
JBT Marel Corp.	1,313	167,893
LSB Industries, Inc.*	1,500	22,350
Materion Corp.	584	84,476
Myers Industries, Inc.	925	19,591
NL Industries, Inc.	90	525
Outdoor Holding Co.*	3,600	7,236
Park Aerospace Corp.	533	14,594
Sight Sciences, Inc.*	900	3,393
Smith & Wesson Brands, Inc.	1,079	15,462
Sturm Ruger & Co., Inc.	419	16,798
Trinity Industries, Inc.	2,200	70,796
		1,356,951
Multi-National — 0.1%
Banco Latinoamericano de Comercio Exterior S.A., Class E	810	41,375
Office & Business Equipment — 0.0%
Xerox Holdings Corp.	3,800	4,902
Office Furnishings — 0.1%
CompX International, Inc.	100	2,336
HNI Corp.	1,724	57,564
Interface, Inc.	1,595	39,748

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Office Furnishings — (continued)
Virco Mfg. Corp.	400	$2,448
		102,096
Oil & Gas — 3.2%
BKV Corp.*	500	14,260
Borr Drilling Ltd.*	7,700	44,429
California Resources Corp.	1,979	136,986
CNX Resources Corp.*	3,731	143,830
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.*	2,000	42,160
Crescent Energy Co., Class A	6,422	86,697
CVR Energy, Inc.*	800	26,920
Delek US Holdings, Inc.	1,583	71,346
Diversified Energy Co.	1,700	29,648
Empire Petroleum Corp.*	200	592
Epsilon Energy Ltd.	700	4,312
Evolution Petroleum Corp.	1,200	5,496
Granite Ridge Resources, Inc.	200	1,174
Gulfport Energy Corp.*	450	95,206
Helmerich & Payne, Inc.	2,725	98,182
HighPeak Energy, Inc.	500	3,450
Infinity Natural Resources, Inc., Class A*	300	5,283
Kolibri Global Energy, Inc.*	1,200	6,588
Kosmos Energy Ltd.*	12,900	35,862
Magnolia Oil & Gas Corp., Class A	4,907	154,914
Murphy Oil Corp.	3,700	152,625
Nabors Industries Ltd.*	327	28,142
NextNRG, Inc.*	800	320
Noble Corp. PLC	3,387	166,200
Northern Oil & Gas, Inc.	2,700	78,921
Par Pacific Holdings, Inc.*	1,318	82,559
Patterson-UTI Energy, Inc.	9,281	100,513
PBF Energy, Inc., Class A	2,267	107,955
Prairie Operating Co.*	900	1,827
Riley Exploration Permian, Inc.	400	14,580
Sable Offshore Corp.*	3,400	56,168
SandRidge Energy, Inc.	1,000	16,310
Seadrill Ltd.*	1,768	80,444
SM Energy Co.	6,800	212,024
Talos Energy, Inc.*	3,300	52,008
Transocean Ltd.*	25,200	167,076
VAALCO Energy, Inc.	2,700	17,118
Valaris Ltd.*	1,700	166,668
Vitesse Energy, Inc.	700	12,712
W&T Offshore, Inc.	3,543	12,082
		2,533,587
Oil & Gas Services — 1.5%
Archrock, Inc.	4,600	160,080
Atlas Energy Solutions, Inc.	2,100	27,552
Bristow Group, Inc.	766	35,918
Core Laboratories, Inc.	1,200	20,148
DMC Global, Inc.*	600	3,126
DNOW, Inc.*	5,077	60,467
Expro Group Holdings N.V.*	2,216	38,581
Flotek Industries, Inc.*	500	8,485
	Number of Shares	Value†

Oil & Gas Services — (continued)
Flowco Holdings, Inc., Class A	600	$12,360
Forum Energy Technologies, Inc.*	300	17,598
Helix Energy Solutions Group, Inc.*	3,801	37,592
Innovex International, Inc.*	900	21,951
Kodiak Gas Services, Inc.	2,245	130,928
Liberty Energy, Inc.	4,300	123,840
Mammoth Energy Services, Inc.*	1,000	2,450
Matrix Service Co.*	600	6,888
National Energy Services Reunited Corp.*	1,600	34,352
Natural Gas Services Group, Inc.	297	11,209
Oceaneering International, Inc.*	2,700	95,769
Oil States International, Inc.*	1,600	18,624
ProFrac Holding Corp., Class A*	900	5,580
ProPetro Holding Corp.*	2,700	38,907
Ranger Energy Services, Inc., Class A	600	10,284
RPC, Inc.	2,800	19,824
SEACOR Marine Holdings, Inc.*	900	6,444
Select Water Solutions, Inc.	2,500	38,250
Solaris Energy Infrastructure, Inc.	1,200	67,812
TETRA Technologies, Inc.*	3,200	27,264
Tidewater, Inc.*	1,315	109,868
		1,192,151
Packaging and Containers — 0.2%
Ardagh Metal Packaging S.A.	2,200	8,910
Clearwater Paper Corp.*	478	6,874
Greif, Inc., Class A	638	42,791
Greif, Inc., Class B	100	8,754
Karat Packaging, Inc.	200	5,584
O-I Glass, Inc.*	4,300	45,193
Ranpak Holdings Corp.*	1,200	4,284
TriMas Corp.	895	32,166
		154,556
Pharmaceuticals — 2.8%
Accendra Health, Inc.*	2,276	5,189
Aclaris Therapeutics, Inc.*	3,200	12,000
Actuate Therapeutics, Inc.*	300	822
AdaptHealth Corp.*	2,700	32,130
Agios Pharmaceuticals, Inc.*	1,600	54,128
Akebia Therapeutics, Inc.*	7,700	10,703
Alimera Sciences, Inc.*	900	36
Alkermes PLC*	4,500	159,120
Amneal Pharmaceuticals, Inc.*	4,037	50,180
Amphastar Pharmaceuticals, Inc.*	1,000	19,590
Amylyx Pharmaceuticals, Inc.*	2,600	36,140
Aquestive Therapeutics, Inc.*	2,800	11,620
Arvinas, Inc.*	1,500	15,900
Atrium Therapeutics, Inc.*	320	4,278
aTyr Pharma, Inc.*	2,800	2,184
Candel Therapeutics, Inc.*	800	3,920
Catalyst Pharmaceuticals, Inc.*	3,100	76,756
Coherus Oncology, Inc.*	2,700	4,563
Collegium Pharmaceutical, Inc.*	900	29,763
CorMedix, Inc.*	1,700	11,543
Corvus Pharmaceuticals, Inc.*	1,700	24,871

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Enanta Pharmaceuticals, Inc.*	700	$8,841
Enliven Therapeutics, Inc.*	1,100	43,120
Eton Pharmaceuticals, Inc.*	800	19,744
Fennec Pharmaceuticals, Inc.*	700	4,305
Foghorn Therapeutics, Inc.*	800	3,824
Fulcrum Therapeutics, Inc.*	1,400	10,738
Guardian Pharmacy Services, Inc., Class A*	615	23,161
Gyre Therapeutics, Inc.*	500	3,485
Harmony Biosciences Holdings, Inc.*	1,200	33,612
Harrow, Inc.*	900	31,734
Herbalife Ltd.*	2,800	41,216
Heron Therapeutics, Inc.*	3,800	3,040
Indivior Pharmaceuticals, Inc.*	3,300	100,584
Inhibikase Therapeutics, Inc.*	2,300	3,864
Ironwood Pharmaceuticals, Inc.*	4,361	15,307
Journey Medical Corp.*	500	2,345
KalVista Pharmaceuticals, Inc.*	900	18,117
Madrigal Pharmaceuticals, Inc.*	449	235,038
MannKind Corp.*	8,401	20,583
MediWound Ltd.*	200	3,222
Mirum Pharmaceuticals, Inc.*	1,131	104,482
Nature's Sunshine Products, Inc.*	500	11,995
Neurogene, Inc.*	300	6,048
Nuvectis Pharma, Inc.*	500	3,865
Ocular Therapeutix, Inc.*	5,000	42,350
ORIC Pharmaceuticals, Inc.*	1,500	19,005
Pacira BioSciences, Inc.*	1,100	24,860
Phibro Animal Health Corp., Class A	600	33,186
Protagonist Therapeutics, Inc.*	1,600	168,640
Rhythm Pharmaceuticals, Inc.*	1,480	128,716
SELLAS Life Sciences Group, Inc.*	3,300	13,959
SIGA Technologies, Inc.	1,100	5,885
Spyre Therapeutics, Inc.*	1,900	95,836
Supernus Pharmaceuticals, Inc.*	1,500	77,535
Tonix Pharmaceuticals Holding Corp.*	200	2,750
Trevi Therapeutics, Inc.*	2,375	28,334
TuHURA Biosciences, Inc.*	1,100	1,969
USANA Health Sciences, Inc.*	148	2,586
Vanda Pharmaceuticals, Inc.*	1,441	9,957
Vaxcyte, Inc.*	3,367	195,656
Voyager Therapeutics, Inc.*	1,200	4,632
Xeris Biopharma Holdings, Inc.*	4,300	24,940
		2,198,502
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	700	23,394
Golar LNG Ltd.	2,600	140,686
Kinetik Holdings, Inc.	1,200	58,092
New Fortress Energy, Inc.*	5,400	3,186
NextDecade Corp.*	4,100	31,406
Summit Midstream Corp.*	300	9,072
		265,836
Private Equity — 0.0%
Patria Investments Ltd., Class A	1,600	20,160
	Number of Shares	Value†

Private Equity — (continued)
Ridgepost Capital, Inc., Class A	1,300	$9,438
		29,598
Real Estate — 0.7%
Compass, Inc., Class A*	17,320	126,609
Cushman & Wakefield Ltd.*	6,300	77,238
Douglas Elliman, Inc.*	2,500	4,100
eXp World Holdings, Inc.	2,400	14,376
Kennedy-Wilson Holdings, Inc.	3,281	35,501
Marcus & Millichap, Inc.	600	15,954
Maui Land & Pineapple Co., Inc.*	300	4,617
McGrath RentCorp	694	76,534
Mobile Infrastructure Corp.*	600	1,344
Newmark Group, Inc., Class A	4,025	60,335
RE/MAX Holdings, Inc., Class A*	600	3,456
Seaport Entertainment Group, Inc.*	300	6,444
Sky Harbour Group Corp.*	500	4,815
Stratus Properties, Inc.*	200	6,104
The Real Brokerage, Inc.*	3,400	8,500
The St. Joe Co.	1,000	62,800
Transcontinental Realty Investors, Inc.*	100	3,488
		512,215
Retail — 3.0%
Abercrombie & Fitch Co., Class A*	1,188	108,548
Academy Sports & Outdoors, Inc.	1,801	101,666
Advance Auto Parts, Inc.	1,600	84,400
American Eagle Outfitters, Inc.	4,300	71,810
America's Car-Mart, Inc.*	190	2,419
Arko Corp.	2,000	11,120
Asbury Automotive Group, Inc.*	525	102,590
Barnes & Noble Education, Inc.*	500	4,415
Biglari Holdings, Inc., Class B*	10	3,296
BJ's Restaurants, Inc.*	520	18,252
Black Rock Coffee Bar, Inc., Class A*	500	6,460
Bloomin' Brands, Inc.	2,400	12,960
BlueLinx Holdings, Inc.*	251	13,599
Boot Barn Holdings, Inc.*	774	113,283
Brinker International, Inc.*	1,168	166,755
Build-A-Bear Workshop, Inc.	400	14,980
Caleres, Inc.	1,054	11,109
Camping World Holdings, Inc., Class A	1,700	11,611
Citi Trends, Inc.*	100	4,332
Clean Energy Fuels Corp.*	4,400	10,912
Cracker Barrel Old Country Store, Inc.	634	17,822
Dave & Buster's Entertainment, Inc.*	900	9,747
Designer Brands, Inc., Class A	700	3,983
Dine Brands Global, Inc.	471	12,359
El Pollo Loco Holdings, Inc.*	600	8,316
Envela Corp.*	300	4,998
EVgo, Inc.*	3,291	5,661
First Watch Restaurant Group, Inc.*	1,203	12,607
FirstCash Holdings, Inc.	1,030	193,640
Genesco, Inc.*	295	8,552
Group 1 Automotive, Inc.	327	108,116
Haverty Furniture Cos., Inc.	450	9,531
J Jill, Inc.	200	2,292

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Jack in the Box, Inc.*	614	$5,937
Kohl's Corp.	3,000	38,700
Krispy Kreme, Inc.	1,900	6,441
Kura Sushi USA, Inc., Class A*	200	13,958
La-Z-Boy, Inc.	1,162	37,347
MarineMax, Inc.*	500	13,530
Movado Group, Inc.	460	11,233
National Vision Holdings, Inc.*	2,085	54,002
Nu Skin Enterprises, Inc., Class A	400	2,912
OneWater Marine, Inc., Class A*	400	3,780
OPAL Fuels, Inc., Class A*	900	2,268
Papa John's International, Inc.	910	29,493
PC Connection, Inc.	165	9,646
Petco Health & Wellness Co., Inc.*	1,800	5,004
Portillo's, Inc., Class A*	1,500	7,935
PriceSmart, Inc.	731	110,016
Sally Beauty Holdings, Inc.*	2,900	40,165
Savers Value Village, Inc.*	800	5,952
Shake Shack, Inc., Class A*	1,100	97,317
Shoe Carnival, Inc.	516	8,044
Signet Jewelers Ltd.	1,114	94,289
Sonic Automotive, Inc., Class A	434	29,759
Sweetgreen, Inc., Class A*	3,100	16,089
The Buckle, Inc.	849	42,756
The Cheesecake Factory, Inc.	1,264	69,204
Urban Outfitters, Inc.*	1,700	107,695
Victoria's Secret & Co.*	1,900	88,084
Warby Parker, Inc., Class A*	2,800	58,996
Winmark Corp.	81	34,632
Zumiez, Inc.*	403	8,930
		2,326,255
Savings & Loans — 0.9%
Axos Financial, Inc.*	1,444	122,870
Banc of California, Inc.	3,684	64,765
Beacon Financial Corp.	2,270	68,100
BV Financial, Inc.*	300	5,742
Capitol Federal Financial, Inc.	3,700	26,381
Citizens Community Bancorp, Inc.	300	5,940
Eagle Bancorp Montana, Inc.	300	6,174
Finward Bancorp	100	3,630
First Capital, Inc.	100	4,963
Flushing Financial Corp.	838	12,871
FS Bancorp, Inc.	200	7,718
Greene County Bancorp, Inc.	200	4,482
Home Bancorp, Inc.	200	12,116
HomeTrust Bancshares, Inc.	400	17,060
Northfield Bancorp, Inc.	1,093	14,799
Northwest Bancshares, Inc.	4,132	52,435
OceanFirst Financial Corp.	1,560	28,142
Provident Financial Services, Inc.	3,530	74,695
Riverview Bancorp, Inc.	700	3,850
Southern Missouri Bancorp, Inc.	300	19,182
The Hingham Institution For Savings	45	12,863
Timberland Bancorp, Inc.	200	7,886
WaFd, Inc.	2,062	64,747
Waterstone Financial, Inc.	200	3,606
	Number of Shares	Value†

Savings & Loans — (continued)
WSFS Financial Corp.	1,474	$96,488
		741,505
Semiconductors — 2.7%
ACM Research, Inc., Class A*	1,400	55,090
Aehr Test Systems*	800	29,664
Aeluma, Inc.*	300	3,927
Alpha & Omega Semiconductor Ltd.*	700	15,512
Ambarella, Inc.*	1,130	58,167
Ambiq Micro, Inc.*	452	11,485
Arteris, Inc.*	800	13,152
Atomera, Inc.*	1,000	3,810
Axcelis Technologies, Inc.*	799	74,371
Blaize Holdings, Inc.*	2,428	4,419
CEVA, Inc.*	671	12,534
Cohu, Inc.*	1,324	40,541
Diodes, Inc.*	1,199	81,844
FormFactor, Inc.*	2,129	206,492
Impinj, Inc.*	743	76,306
Kulicke & Soffa Industries, Inc.	1,400	92,008
MaxLinear, Inc.*	2,243	39,006
Navitas Semiconductor Corp.*	5,500	48,235
Ouster, Inc.*	1,500	27,555
Penguin Solutions, Inc.*	1,400	24,640
Photronics, Inc.*	1,494	60,373
Power Integrations, Inc.	1,547	79,206
Rambus, Inc.*	2,874	247,250
Richardson Electronics Ltd.	500	5,475
Semtech Corp.*	2,509	192,917
Silicon Laboratories, Inc.*	916	190,665
SiTime Corp.*	603	208,246
SkyWater Technology, Inc.*	1,000	27,410
Synaptics, Inc.*	1,065	74,593
Ultra Clean Holdings, Inc.*	1,195	74,305
Veeco Instruments, Inc.*	1,554	52,618
Vishay Precision Group, Inc.*	300	13,026
		2,144,842
Software — 4.1%
8X8, Inc.*	3,700	6,142
ACI Worldwide, Inc.*	2,827	115,935
ACV Auctions, Inc., Class A*	4,600	19,504
Adeia, Inc.	2,953	70,961
Agilysys, Inc.*	676	48,091
Airship AI Holdings, Inc.*	700	1,582
Alkami Technology, Inc.*	1,900	29,773
Amplitude, Inc., Class A*	2,700	18,414
Appian Corp., Class A*	1,175	28,329
Asana, Inc., Class A*	2,427	15,533
Asure Software, Inc.*	700	6,020
AvePoint, Inc.*	3,700	35,187
Bandwidth, Inc., Class A*	739	13,169
BigBear.ai Holdings, Inc.*	12,000	42,240
Blackbaud, Inc.*	1,050	40,540
BlackLine, Inc.*	1,340	49,580
Blend Labs, Inc., Class A*	5,800	9,860
Box, Inc., Class A*	3,800	89,832

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Braze, Inc., Class A*	2,300	$54,303
C3.ai, Inc., Class A*	3,400	28,628
Cerence, Inc.*	1,000	6,310
Claritev Corp.*	200	3,268
Clear Secure, Inc., Class A	2,400	116,184
Clearwater Analytics Holdings, Inc., Class A*	7,567	178,959
Climb Global Solutions, Inc.	400	7,928
Commerce.com, Inc.*	2,100	5,607
Commvault Systems, Inc.*	1,186	92,377
Consensus Cloud Solutions, Inc.*	467	11,087
CS Disco, Inc.*	900	3,438
CSG Systems International, Inc.	681	54,439
Daily Journal Corp.*	41	19,776
Definitive Healthcare Corp.*	1,700	2,091
Digi International, Inc.*	1,057	50,947
Digimarc Corp.*	500	2,455
Digital Turbine, Inc*	3,200	9,216
DigitalOcean Holdings, Inc.*	2,024	173,619
Domo, Inc., Class B*	1,100	3,366
Donnelley Financial Solutions, Inc.*	700	32,998
eGain Corp.*	500	3,945
EverCommerce, Inc.*	600	6,858
Evolent Health, Inc., Class A*	3,300	7,524
Expensify, Inc., Class A*	2,100	1,827
Fastly, Inc., Class A*	3,800	110,428
Five9, Inc.*	2,100	31,857
Freshworks, Inc., Class A*	5,600	44,968
Genius Sports Ltd.*	6,035	26,735
GigaCloud Technology, Inc., Class A*	700	31,766
Health Catalyst, Inc.*	1,800	2,286
HeartFlow, Inc.*	500	12,165
I3 Verticals, Inc., Class A*	600	13,416
IBEX Holdings Ltd.*	300	8,046
Ibotta, Inc., Class A*	300	8,991
Immersion Corp.	600	3,276
Innodata, Inc.*	900	34,758
Intapp, Inc.*	1,600	41,104
IonQ, Inc.*	9,400	271,002
Kaltura, Inc.*	3,300	4,026
Life360, Inc.*	481	19,634
LiveRamp Holdings, Inc.*	1,567	41,557
McGraw Hill, Inc.*	604	8,275
N-able, Inc.*	1,700	7,939
Navan, Inc., Class A*	1,000	13,240
Nutex Health, Inc.*	100	9,504
Omada Health, Inc.*	866	10,886
ON24, Inc.*	800	6,480
Pagaya Technologies Ltd., Class A*	1,390	16,193
PagerDuty, Inc.*	2,500	15,525
PDF Solutions, Inc.*	800	26,168
Phreesia, Inc.*	1,600	13,408
Planet Labs PBC*	7,300	204,035
Playstudios, Inc.*	2,600	1,220
Playtika Holding Corp.	1,800	5,004
Porch Group, Inc.*	2,242	16,075
	Number of Shares	Value†

Software — (continued)
Progress Software Corp.*	1,226	$31,447
PubMatic, Inc., Class A*	1,100	8,998
Quantum Computing, Inc.*	5,554	38,045
Rackspace Technology, Inc.*	1,800	1,764
Red Violet, Inc.*	300	10,380
ReposiTrak, Inc.	400	3,040
Rezolve AI PLC*	4,089	10,468
Schrodinger, Inc.*	1,600	18,176
SEMrush Holdings, Inc., Class A*	1,300	15,522
Silvaco Group, Inc.*	400	2,832
Simulations Plus, Inc.*	500	5,910
Skillsoft Corp.*	200	858
SoundHound AI, Inc., Class A*	10,400	71,448
Sprout Social, Inc., Class A*	1,418	8,083
SPS Commerce, Inc.*	1,039	57,841
Talkspace, Inc.*	3,200	16,560
Teads Holding Co.*	1,000	659
TruBridge, Inc.*	300	4,392
Vertex, Inc., Class A*	1,800	21,402
Via Transportation, Inc., Class A*	300	4,500
Viant Technology, Inc., Class A*	400	4,480
VTEX, Class A*	1,800	7,200
Waystar Holding Corp.*	3,100	74,741
Weave Communications, Inc.*	1,800	8,316
WM Technology, Inc.*	3,500	2,304
Workiva, Inc.*	1,400	83,482
Yext, Inc.*	2,900	11,136
Zeta Global Holdings Corp., Class A*	5,700	90,744
		3,192,537
Telecommunications — 3.2%
A10 Networks, Inc.	1,900	43,928
ADTRAN Holdings, Inc.*	2,005	25,223
Anterix, Inc.*	300	11,457
Applied Digital Corp.*	6,400	151,936
ATN International, Inc.	198	5,390
Aviat Networks, Inc.*	400	9,044
BK Technologies Corp.*	100	7,463
BlackSky Technology, Inc.*	875	22,015
Calix, Inc.*	1,693	82,940
Clearfield, Inc.*	400	10,588
Credo Technology Group Holding Ltd.*	4,300	403,641
EchoStar Corp., Class A*	3,600	421,452
Extreme Networks, Inc.*	3,547	53,489
Frequency Electronics, Inc.*	200	8,852
Globalstar, Inc.*	1,393	92,523
Gogo, Inc.*	1,900	7,638
Harmonic, Inc.*	2,970	26,671
IDT Corp., Class B	500	24,550
Inseego Corp.*	500	5,560
InterDigital, Inc.	695	209,890
Lumen Technologies, Inc.*	26,200	182,090
NETGEAR, Inc.*	729	15,921
Ooma, Inc.*	700	10,185
Powerfleet, Inc.*	3,200	9,856
Preformed Line Products Co.	71	19,223
Ribbon Communications, Inc.*	3,143	6,663

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Satellogic, Inc., Class A*	2,300	$12,512
Shenandoah Telecommunications Co.	1,518	23,408
Spok Holdings, Inc.	400	4,360
Telephone and Data Systems, Inc.	2,600	109,460
Uniti Group, Inc.*	4,401	41,281
Viasat, Inc.*	3,300	151,140
Viavi Solutions, Inc.*	6,100	203,008
Vistance Networks, Inc.*	5,900	107,380
		2,520,737
Textiles — 0.1%
UniFirst Corp.	396	99,630
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	900	2,835
JAKKS Pacific, Inc.	200	3,984
		6,819
Transportation — 1.3%
ArcBest Corp.	644	63,344
Ardmore Shipping Corp.	900	13,725
Costamare Bulkers Holdings Ltd.*	300	4,641
Costamare, Inc.	1,100	18,590
Covenant Logistics Group, Inc.	300	8,145
CryoPort, Inc.*	1,500	12,420
DHT Holdings, Inc.	3,600	65,772
Dorian LPG Ltd.	1,032	35,294
FLEX LNG Ltd.*	800	23,768
Forward Air Corp.*	596	9,959
Genco Shipping & Trading Ltd.	900	20,295
Heartland Express, Inc.	1,167	12,137
Himalaya Shipping Ltd.*	872	11,598
Hub Group, Inc., Class A	1,686	60,764
International Seaways, Inc.	1,131	82,427
Marten Transport Ltd.	1,626	21,349
Matson, Inc.	848	139,021
Navigator Holdings Ltd.	700	13,531
Nordic American Tankers Ltd.	5,267	30,865
PAMT CORP*	200	1,690
Pangaea Logistics Solutions Ltd.	500	3,540
Proficient Auto Logistics, Inc.*	500	3,390
Radiant Logistics, Inc.*	1,000	7,050
RXO, Inc.*	4,400	64,328
Safe Bulkers, Inc.	1,700	10,761
Scorpio Tankers, Inc.	1,240	92,578
SFL Corp. Ltd.	3,284	35,434
Teekay Corp., Ltd.	1,300	15,873
Teekay Tankers Ltd., Class A	700	51,324
Universal Logistics Holdings, Inc.	200	4,228
Werner Enterprises, Inc.	1,472	43,292
World Kinect Corp.	1,400	32,298
		1,013,431
Trucking and Leasing — 0.3%
GATX Corp.	971	165,788
The Greenbrier Cos., Inc.	847	44,595
	Number of Shares	Value†

Trucking and Leasing — (continued)
Willis Lease Finance Corp.	100	$17,026
		227,409
Water — 0.3%
American States Water Co.	1,061	80,233
California Water Service Group	1,666	75,536
Consolidated Water Co., Ltd.	400	13,248
Global Water Resources, Inc.	500	3,795
H2O America	932	54,680
Middlesex Water Co.	531	27,639
The York Water Co.	397	12,089
		267,220
TOTAL COMMON STOCKS (Cost $65,101,768)		74,533,397

REAL ESTATE INVESTMENT TRUSTS — 5.6%
Apartments — 0.2%
BRT Apartments Corp.	200	2,668
Centerspace	361	20,739
Independence Realty Trust, Inc.	6,492	96,666
NexPoint Residential Trust, Inc.	700	17,500
		137,573
Diversified — 0.7%
AH Realty Trust, Inc.	2,100	11,550
American Assets Trust, Inc.	1,400	25,774
Broadstone Net Lease, Inc.	5,175	94,547
Claros Mortgage Trust, Inc.*	2,900	6,902
Clipper Realty, Inc.	600	1,812
Farmland Partners, Inc.	1,000	11,230
FrontView REIT, Inc.	500	7,735
Gladstone Commercial Corp.	1,252	14,310
Gladstone Land Corp.	1,100	11,220
Global Net Lease, Inc.	5,382	50,376
InvenTrust Properties Corp.	2,000	60,920
NexPoint Diversified Real Estate Trust	1,525	7,122
One Liberty Properties, Inc.	410	8,799
Outfront Media, Inc.	3,985	105,602
Postal Realty Trust, Inc., Class A	700	12,992
Safehold, Inc.	1,435	19,416
UMH Properties, Inc.	2,168	31,284
Veris Residential, Inc.	2,000	37,740
		519,331
Healthcare — 1.1%
American Healthcare REIT, Inc.	4,800	226,368
CareTrust REIT, Inc.	6,095	223,382
Chiron Real Estate, Inc.	360	11,909
Community Healthcare Trust, Inc.	400	6,356
Diversified Healthcare Trust	5,900	39,176
LTC Properties, Inc.	1,317	48,940
National Health Investors, Inc.	1,257	101,641
Sabra Health Care REIT, Inc.	6,693	128,706
Sila Realty Trust, Inc.	1,500	35,520
Strawberry Fields REIT, Inc.	300	3,570

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Healthcare — (continued)
Universal Health Realty Income Trust	420	$16,997
		842,565
Hotels & Resorts — 0.6%
Apple Hospitality REIT, Inc.	6,100	70,211
Braemar Hotels & Resorts, Inc.	1,100	2,596
Chatham Lodging Trust	1,100	8,657
DiamondRock Hospitality Co.	5,623	52,688
Pebblebrook Hotel Trust	3,193	40,328
RLJ Lodging Trust	3,680	27,306
Ryman Hospitality Properties, Inc.	1,698	156,674
Service Properties Trust	3,500	4,742
Summit Hotel Properties, Inc.	3,000	13,260
Sunstone Hotel Investors, Inc.	4,947	44,572
Xenia Hotels & Resorts, Inc.	2,600	38,558
		459,592
Industrial — 0.4%
Industrial Logistics Properties Trust	1,300	7,384
Innovative Industrial Properties, Inc.	756	37,921
LXP Industrial Trust	1,623	75,080
Terreno Realty Corp.	2,775	170,441
		290,826
Mortgage Banks — 0.8%
ACRES Commercial Realty Corp.*	200	3,864
Adamas Trust, Inc.	2,275	16,744
Angel Oak Mortgage REIT, Inc.	200	1,644
Apollo Commercial Real Estate Finance, Inc.	3,156	33,327
Arbor Realty Trust, Inc.	5,400	41,634
Ares Commercial Real Estate Corp.	1,600	7,680
ARMOUR Residential REIT, Inc.	2,996	49,973
Blackstone Mortgage Trust, Inc., Class A	4,300	82,345
BrightSpire Capital, Inc.	3,900	21,840
Chicago Atlantic Real Estate Finance, Inc.	600	6,792
Chimera Investment Corp.	2,300	28,865
Dynex Capital, Inc.	5,442	69,440
Ellington Financial, Inc.	3,300	39,105
Franklin BSP Realty Trust, Inc.	2,312	19,629
Invesco Mortgage Capital, Inc.	1,612	13,025
KKR Real Estate Finance Trust, Inc.	1,400	8,568
Ladder Capital Corp.	3,076	30,053
Lument Finance Trust, Inc.	1,700	2,142
MFA Financial, Inc.	2,775	26,585
Nexpoint Real Estate Finance, Inc.	300	4,041
Orchid Island Capital, Inc.	5,016	35,262
PennyMac Mortgage Investment Trust	2,592	30,223
Ready Capital Corp.	4,654	7,539
Redwood Trust, Inc.	3,677	20,628
Rithm Property Trust, Inc.	250	3,348
Seven Hills Realty Trust	750	6,165
Sunrise Realty Trust, Inc.	200	1,534
TPG Mortgage Investment Trust, Inc.	839	6,133
TPG RE Finance Trust, Inc.	2,000	15,620
	Number of Shares	Value†

Mortgage Banks — (continued)
Two Harbors Investment Corp.	3,100	$35,402
		669,150
Office Property — 0.4%
Brandywine Realty Trust	5,500	14,905
COPT Defense Properties	3,100	94,860
Douglas Emmett, Inc.	3,900	36,738
Easterly Government Properties, Inc.	780	16,715
Empire State Realty Trust, Inc., Class A	3,900	20,280
Franklin Street Properties Corp.	3,700	2,459
Hudson Pacific Properties, Inc.*	1,357	8,020
JBG SMITH Properties	1,595	23,303
NET Lease Office Properties	500	5,760
Peakstone Realty Trust	1,100	22,979
Piedmont Realty Trust, Inc.*	3,400	22,338
SL Green Realty Corp.	2,000	73,880
		342,237
Regional Malls — 0.3%
CBL & Associates Properties, Inc.	500	19,215
Tanger, Inc.	3,100	105,338
The Macerich Co.	7,000	132,300
		256,853
Single Tenant — 0.4%
Alpine Income Property Trust, Inc.	200	3,600
Essential Properties Realty Trust, Inc.	5,400	163,944
Four Corners Property Trust, Inc.	2,800	66,220
Getty Realty Corp.	1,469	46,714
Modiv Industrial, Inc.	300	4,296
		284,774
Storage & Warehousing — 0.0%
Smartstop Self Storage REIT, Inc.	1,500	45,420
Strip Centers — 0.7%
Acadia Realty Trust	3,720	71,126
Alexander's, Inc.	69	16,298
CTO Realty Growth, Inc.	459	8,487
Curbline Properties Corp.	2,750	70,922
Kite Realty Group Trust	5,949	146,048
NETSTREIT Corp.	2,300	43,309
Phillips Edison & Co., Inc.	3,500	130,970
Saul Centers, Inc.	351	11,436
SITE Centers Corp.	725	3,915
Urban Edge Properties	3,500	69,930
Whitestone REIT	1,400	22,610
		595,051
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,047,873)		4,443,372

RIGHTS — 0.0%
Aduro Biotech*	560	0
M-Tron Industries, Inc.*	100	210
OmniAb, Inc.*	191	159
OmniAb, Inc.*	191	145

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
RIGHTS — (continued)
Resolute Forest Products, Inc.*	1,500	$2,130
TOTAL RIGHTS (Cost $699)		2,644

WARRANTS — 0.0%
Nabors Industries Ltd. Expiration Date 06/11/26*	87	34
Pulse Biosciences, Inc. *	76	805
TOTAL WARRANTS (Cost $0)		839

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $53,284)	53,284	53,284
TOTAL INVESTMENTS — 100.5% (Cost $70,203,624)		$79,033,536
Other Assets & Liabilities — (0.5)%		(388,556)
TOTAL NET ASSETS — 100.0%		$78,644,980

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs .
AG— Aktiengesellschaft.
CVR— Contingent Valued Rights.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
NA— National Association.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$39,727
Aerospace & Defense	2.1%	1,564,514
Agriculture	0.3%	240,065
Airlines	0.3%	197,196
Apparel	0.5%	352,494
Auto Manufacturers	0.1%	67,020
Auto Parts & Equipment	1.0%	765,824
Banks	9.5%	7,102,022
Beverages	0.1%	95,341
Biotechnology	9.3%	6,936,226
Building Materials	1.5%	1,149,546
Chemicals	1.7%	1,279,610
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Coal	0.7%	$492,569
Commercial Services	3.8%	2,851,556
Computers	1.5%	1,139,313
Cosmetics & Personal Care	0.2%	165,615
Distribution & Wholesale	0.7%	557,905
Diversified Financial Services	2.9%	2,191,710
Electric	1.7%	1,298,655
Electrical Components & Equipment	1.1%	828,505
Electronics	3.4%	2,504,893
Energy-Alternate Sources	1.2%	894,900
Engineering & Construction	3.2%	2,348,913
Entertainment	1.0%	743,914
Environmental Control	0.4%	284,524
Food	0.8%	625,200
Forest Products & Paper	0.1%	48,477
Gas	1.2%	862,820
Hand & Machine Tools	0.4%	261,271
Healthcare Products	3.3%	2,493,861
Healthcare Services	2.6%	1,912,797
Home Builders	1.6%	1,198,618
Home Furnishings	0.3%	194,686
Household Products & Wares	0.2%	165,071
Housewares	0.1%	55,057
Insurance	2.4%	1,769,635
Internet	1.2%	887,519
Investment Companies	1.2%	922,696
Iron & Steel	0.3%	186,974
Leisure Time	0.8%	600,109
Lodging	0.1%	71,170
Machinery — Construction & Mining	1.5%	1,106,713
Machinery — Diversified	1.9%	1,442,869
Media	0.3%	246,657
Metal Fabricate/Hardware	0.6%	437,486
Mining	2.7%	2,019,000
Miscellaneous Manufacturing	1.8%	1,356,951
Multi-National	0.1%	41,375
Office & Business Equipment	0.0%	4,902
Office Furnishings	0.1%	102,096
Oil & Gas	3.4%	2,533,587
Oil & Gas Services	1.6%	1,192,151
Packaging and Containers	0.2%	154,556
Pharmaceuticals	2.9%	2,198,502
Pipelines	0.4%	265,836
Private Equity	0.0%	29,598
Real Estate	0.7%	512,215
Retail	3.1%	2,326,255
Savings & Loans	1.0%	741,505
Semiconductors	2.9%	2,144,842
Software	4.3%	3,192,537
Telecommunications	3.4%	2,520,737
Textiles	0.1%	99,630
Toys, Games & Hobbies	0.0%	6,819
Transportation	1.4%	1,013,431
Trucking and Leasing	0.3%	227,409
Water	0.4%	267,220
	100.0%	$74,533,397

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Index Fund
Futures contracts held by the Fund at March 31, 2026 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini Russell 2000 Index	06/18/26	2	50	$2,512	$251,220	$1,540	$—
							$1,540	$—